UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2009

This report on Form N-CSR relates solely to the Registrant's Dynamic Capital Appreciation Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Strategies Portfolio, Mid Cap Portfolio, and Value Strategies Portfolio series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Dynamic Capital Appreciation Portfolio

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	.85%
Actual		$ 1,000.00	$ 1,066.30	$ 4.35
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26
Service Class	.95%
Actual		$ 1,000.00	$ 1,066.70	$ 4.87
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76
Service Class 2	1.10%
Actual		$ 1,000.00	$ 1,065.40	$ 5.63
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.51
Investor Class	.93%
Actual		$ 1,000.00	$ 1,066.30	$ 4.76
HypotheticalA		$ 1,000.00	$ 1,020.18	$ 4.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
The Walt Disney Co.	5.8	7.1
CME Group, Inc.	4.9	3.9
Biogen Idec, Inc.	4.4	5.2
Bank of America Corp.	4.0	0.4
Qwest Communications International, Inc.	3.3	2.8
Morgan Stanley	2.7	0.4
Microsoft Corp.	2.6	0.0
AMR Corp.	2.1	3.8
Sprint Nextel Corp.	2.0	0.1
Pfizer, Inc.	1.9	2.0
	33.7
Top Five Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	18.3	14.6
Financials	15.9	10.5
Health Care	14.8	22.3
Information Technology	13.4	10.1
Industrials	9.0	13.7
Asset Allocation (% of fund's net assets)
As of June 30, 2009*		As of December 31, 2008**
	Stocks 87.4%		Stocks 96.4%
	Short-Term Investments and Net Other Assets 12.6%		Short-Term Investments and Net Other Assets 3.6%
* Foreign investments	7.6%	** Foreign investments	7.1%

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.4%
	Shares	Value
CONSUMER DISCRETIONARY - 18.3%
Auto Components - 2.1%
Autoliv, Inc.	4,560	$ 131,191
BorgWarner, Inc.	6,700	228,805
Johnson Controls, Inc.	17,909	388,983
TRW Automotive Holdings Corp. (a)	9,165	103,565
		852,544
Automobiles - 0.5%
Harley-Davidson, Inc. (d)	12,200	197,762
Diversified Consumer Services - 0.1%
Strayer Education, Inc.	200	43,622
Hotels, Restaurants & Leisure - 1.5%
Orient Express Hotels Ltd. Class A	7,800	66,222
Paddy Power PLC (Ireland)	14,200	330,644
Wendy's/Arby's Group, Inc.	52,389	209,556
		606,422
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	3,100	259,346
Media - 10.1%
CBS Corp. Class B	38,500	266,420
Gannett Co., Inc.	23,600	84,252
Interpublic Group of Companies, Inc. (a)(d)	89,300	450,965
Lamar Advertising Co. Class A (a)(d)	8,680	132,544
Mediacom Communications Corp. Class A (a)	20,681	105,680
The Walt Disney Co.	101,400	2,365,660
Virgin Media, Inc.	75,025	701,484
		4,107,005
Multiline Retail - 0.3%
Macy's, Inc.	9,800	115,248
Specialty Retail - 3.1%
Aeropostale, Inc. (a)	4,360	149,417
American Eagle Outfitters, Inc.	10,754	152,384
AnnTaylor Stores Corp. (a)	11,600	92,568
AutoNation, Inc. (a)(d)	3,934	68,255
Chico's FAS, Inc. (a)	10,680	103,916
Gap, Inc.	14,200	232,880
Genesco, Inc. (a)	2,915	54,715
Gymboree Corp. (a)	2,410	85,507
New York & Co., Inc. (a)	11,800	36,462
Stage Stores, Inc.	4,500	49,950
Urban Outfitters, Inc. (a)	12,300	256,701
		1,282,755
TOTAL CONSUMER DISCRETIONARY		7,464,704
CONSUMER STAPLES - 1.6%
Food Products - 0.2%
The J.M. Smucker Co.	1,600	77,856

	Shares	Value
Household Products - 1.1%
Procter & Gamble Co.	8,705	$ 444,826
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	3,096	101,146
TOTAL CONSUMER STAPLES		623,828
ENERGY - 5.4%
Energy Equipment & Services - 1.2%
Schlumberger Ltd. (NY Shares)	7,100	384,181
Willbros Group, Inc. (a)	10,191	127,489
		511,670
Oil, Gas & Consumable Fuels - 4.2%
Arch Coal, Inc.	2,348	36,089
EXCO Resources, Inc. (a)	10,533	136,086
James River Coal Co. (a)	3,571	54,029
Marathon Oil Corp.	16,900	509,197
Occidental Petroleum Corp.	2,800	184,268
Petroleo Brasileiro SA - Petrobras sponsored ADR	11,320	463,894
Southwestern Energy Co. (a)	2,400	93,240
XTO Energy, Inc.	5,900	225,026
		1,701,829
TOTAL ENERGY		2,213,499
FINANCIALS - 15.9%
Capital Markets - 3.3%
Janus Capital Group, Inc.	20,704	236,026
Morgan Stanley	39,162	1,116,509
		1,352,535
Commercial Banks - 1.1%
Wells Fargo & Co.	19,500	473,070
Consumer Finance - 0.4%
Capital One Financial Corp.	6,700	146,596
Diversified Financial Services - 9.2%
Bank of America Corp.	123,580	1,631,256
CME Group, Inc.	6,372	1,982,393
Moody's Corp.	5,100	134,385
		3,748,034
Insurance - 0.2%
Assured Guaranty Ltd.	7,900	97,802
Real Estate Management & Development - 1.7%
CB Richard Ellis Group, Inc. Class A (a)	73,260	685,714
TOTAL FINANCIALS		6,503,751
HEALTH CARE - 14.8%
Biotechnology - 4.4%
Biogen Idec, Inc. (a)	39,652	1,790,288
Health Care Equipment & Supplies - 1.1%
Analogic Corp.	1,822	67,323
Covidien PLC	4,700	175,968
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
ev3, Inc. (a)	1,700	$ 18,224
ResMed, Inc. (a)	4,700	191,431
		452,946
Health Care Providers & Services - 1.6%
VCA Antech, Inc. (a)	24,589	656,526
Pharmaceuticals - 7.7%
Allergan, Inc.	11,840	563,347
Bristol-Myers Squibb Co.	13,529	274,774
Elan Corp. PLC sponsored ADR (a)	87,645	558,299
Pfizer, Inc.	53,500	802,500
Questcor Pharmaceuticals, Inc. (a)	7,148	35,740
Schering-Plough Corp.	18,753	471,075
Wyeth	9,900	449,361
		3,155,096
TOTAL HEALTH CARE		6,054,856
INDUSTRIALS - 9.0%
Airlines - 6.2%
AMR Corp. (a)	215,600	866,712
Continental Airlines, Inc. Class B (a)(d)	83,029	735,637
Delta Air Lines, Inc. (a)	104,132	602,924
UAL Corp. (a)(d)	55,260	176,279
US Airways Group, Inc. (a)(d)	71,000	172,530
		2,554,082
Electrical Equipment - 1.2%
Alstom SA	8,218	484,784
Machinery - 0.8%
Bucyrus International, Inc. Class A	1,200	34,272
Deere & Co.	4,210	168,190
EnPro Industries, Inc. (a)	3,500	63,035
Joy Global, Inc.	1,200	42,864
		308,361
Professional Services - 0.3%
IHS, Inc. Class A (a)	2,800	139,636
Road & Rail - 0.5%
Landstar System, Inc.	5,500	197,505
TOTAL INDUSTRIALS		3,684,368
INFORMATION TECHNOLOGY - 13.4%
Communications Equipment - 2.2%
Cisco Systems, Inc. (a)	35,990	670,854
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	20,600	201,468
		872,322
Computers & Peripherals - 2.7%
Apple, Inc. (a)	4,800	683,664

	Shares	Value
Hewlett-Packard Co.	8,700	$ 336,255
Seagate Technology	9,304	97,320
		1,117,239
Internet Software & Services - 0.2%
DealerTrack Holdings, Inc. (a)	5,215	88,655
IT Services - 0.2%
Alliance Data Systems Corp. (a)	1,600	65,904
Semiconductors & Semiconductor Equipment - 5.5%
Applied Materials, Inc.	72,917	799,899
ASML Holding NV (NY Shares)	10,800	233,820
Intersil Corp. Class A	11,336	142,494
KLA-Tencor Corp.	12,971	327,518
Kulicke & Soffa Industries, Inc. (a)	18,162	62,296
Lam Research Corp. (a)	12,400	322,400
National Semiconductor Corp.	11,386	142,894
Novellus Systems, Inc. (a)	5,600	93,520
NVIDIA Corp. (a)	11,400	128,706
		2,253,547
Software - 2.6%
Microsoft Corp.	44,900	1,067,273
TOTAL INFORMATION TECHNOLOGY		5,464,940
MATERIALS - 2.7%
Chemicals - 2.6%
Ashland, Inc.	11,130	312,197
Dow Chemical Co.	19,000	306,660
Eastman Chemical Co.	1,100	41,690
FMC Corp.	8,716	412,267
		1,072,814
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	11,790	40,322
TOTAL MATERIALS		1,113,136
TELECOMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 3.9%
Cbeyond, Inc. (a)	17,598	252,531
Qwest Communications International, Inc. (d)	324,100	1,345,015
		1,597,546
Wireless Telecommunication Services - 2.4%
Leap Wireless International, Inc. (a)(d)	3,293	108,438
Millicom International Cellular SA	700	39,382
Sprint Nextel Corp. (a)	173,674	835,372
		983,192
TOTAL TELECOMMUNICATION SERVICES		2,580,738
TOTAL COMMON STOCKS (Cost $45,740,180)		35,703,820
Money Market Funds - 24.5%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (b)	6,318,176	$ 6,318,176
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	3,684,396	3,684,396
TOTAL MONEY MARKET FUNDS (Cost $10,002,572)		10,002,572
Cash Equivalents - 1.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.01%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $403,000)	$ 403,000	403,000
TOTAL INVESTMENT PORTFOLIO - 112.9% (Cost $56,145,752)	46,109,392
NET OTHER ASSETS - (12.9)%	(5,258,431)
NET ASSETS - 100%	$ 40,850,961
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$403,000 due 7/01/09 at 0.01%
Barclays Capital, Inc.	$ 53,951
Deutsche Bank Securities, Inc.	47,839
ING Financial Markets LLC	17,718
J.P. Morgan Securities, Inc.	248,056
Mizuho Securities USA, Inc.	17,718
Morgan Stanley & Co., Inc.	17,718
$ 403,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,680
Fidelity Securities Lending Cash Central Fund	7,979
Total	$ 16,659
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $6,421,014 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $2,682,688 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,532,743 and repurchase agreements of $403,000) - See accompanying schedule: Unaffiliated issuers (cost $46,143,180)	$ 36,106,820
Fidelity Central Funds (cost $10,002,572)	10,002,572
Total Investments (cost $56,145,752)		$ 46,109,392
Cash		32
Foreign currency held at value (cost $291)		291
Receivable for investments sold		195,792
Receivable for fund shares sold		29,163
Dividends receivable		34,995
Distributions receivable from Fidelity Central Funds		3,876
Prepaid expenses		245
Receivable from investment adviser for expense reductions		16,968
Total assets		46,390,754

Liabilities
Payable for investments purchased	$ 1,797,860
Payable for fund shares redeemed	2,349
Accrued management fee	19,892
Distribution fees payable	2,553
Other affiliated payables	4,720
Other payables and accrued expenses	28,023
Collateral on securities loaned, at value	3,684,396
Total liabilities		5,539,793

Net Assets		$ 40,850,961
Net Assets consist of:
Paid in capital		$ 59,894,511
Undistributed net investment income		62,216
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,069,471)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(10,036,295)
Net Assets		$ 40,850,961

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($14,809,282 ÷ 2,630,761 shares)	$ 5.63

Service Class: Net Asset Value, offering price and redemption price per share ($175,303 ÷ 31,322 shares)	$ 5.60

Service Class 2: Net Asset Value, offering price and redemption price per share ($11,779,362 ÷ 2,128,005 shares)	$ 5.54

Investor Class: Net Asset Value, offering price and redemption price per share ($14,087,014 ÷ 2,503,094 shares)	$ 5.63

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 229,448
Interest		25
Income from Fidelity Central Funds		16,659
Total income		246,132

Expenses
Management fee	$ 109,754
Transfer agent fees	29,455
Distribution fees	13,730
Accounting and security lending fees	8,200
Custodian fees and expenses	22,556
Independent trustees' compensation	157
Audit	20,865
Legal	31
Miscellaneous	1,722
Total expenses before reductions	206,470
Expense reductions	(22,554)	183,916
Net investment income (loss)		62,216
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	311,411
Foreign currency transactions	941
Total net realized gain (loss)		312,352
Change in net unrealized appreciation (depreciation) on: Investment securities	1,768,618
Assets and liabilities in foreign currencies	65
Total change in net unrealized appreciation (depreciation)		1,768,683
Net gain (loss)		2,081,035
Net increase (decrease) in net assets resulting from operations		$ 2,143,251

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 62,216	$ 216,689
Net realized gain (loss)	312,352	(9,259,869)
Change in net unrealized appreciation (depreciation)	1,768,683	(24,580,988)
Net increase (decrease) in net assets resulting from operations	2,143,251	(33,624,168)
Distributions to shareholders from net investment income	-	(362,226)
Distributions to shareholders from net realized gain	-	(502,212)
Total distributions	-	(864,438)
Share transactions - net increase (decrease)	(3,209,732)	(21,895,865)
Total increase (decrease) in net assets	(1,066,481)	(56,384,471)

Net Assets
Beginning of period	41,917,442	98,301,913
End of period (including undistributed net investment income of $62,216 and $0, respectively)	$ 40,850,961	$ 41,917,442

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 5.28	$ 9.13	$ 9.61	$ 8.71	$ 7.19	$ 7.09
Income from Investment Operations
Net investment income (loss) E	.01	.03	.04	.04	.02 H	(.03) I
Net realized and unrealized gain (loss)	.34	(3.78)	.65	1.17	1.50	.13
Total from investment operations	.35	(3.75)	.69	1.21	1.52	.10
Distributions from net investment income	-	(.05)	(.04)	(.05)	-	-
Distributions from net realized gain	-	(.05)	(1.13)	(.26)	-	-
Total distributions	-	(.10)	(1.17)	(.31)	-	-
Net asset value, end of period	$ 5.63	$ 5.28	$ 9.13	$ 9.61	$ 8.71	$ 7.19
Total Return B, C, D	6.63%	(41.23)%	7.12%	13.97%	21.14%	1.41%
Ratios to Average Net Assets F, J
Expenses before reductions	.95% A	.84%	.77%	.78%	.88%	.98%
Expenses net of fee waivers, if any	.85% A	.84%	.77%	.78%	.85%	.98%
Expenses net of all reductions	.85% A	.84%	.76%	.77%	.76%	.91%
Net investment income (loss)	.42% A	.42%	.37%	.48%	.21% H	(.48)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,809	$ 15,794	$ 42,887	$ 59,549	$ 57,609	$ 19,486
Portfolio turnover rate G	243% A	161%	138%	161%	201%	226%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.01 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been ..07%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.52)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 5.25	$ 9.07	$ 9.56	$ 8.65	$ 7.15	$ 7.06
Income from Investment Operations
Net investment income (loss) E	.01	.02	.03	.04	.01 H	(.04) I
Net realized and unrealized gain (loss)	.34	(3.75)	.64	1.17	1.49	.13
Total from investment operations	.35	(3.73)	.67	1.21	1.50	.09
Distributions from net investment income	-	(.04)	(.03)	(.04)	-	-
Distributions from net realized gain	-	(.05)	(1.13)	(.26)	-	-
Total distributions	-	(.09)	(1.16)	(.30)	-	-
Net asset value, end of period	$ 5.60	$ 5.25	$ 9.07	$ 9.56	$ 8.65	$ 7.15
Total Return B, C, D	6.67%	(41.30)%	6.93%	13.99%	20.98%	1.27%
Ratios to Average Net Assets F, J
Expenses before reductions	1.05% A	.94%	.86%	.88%	.99%	1.07%
Expenses net of fee waivers, if any	.95% A	.94%	.86%	.88%	.96%	1.07%
Expenses net of all reductions	.95% A	.93%	.86%	.87%	.88%	1.00%
Net investment income (loss)	.32% A	.32%	.28%	.38%	.11% H	(.57)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 175	$ 226	$ 666	$ 910	$ 879	$ 644
Portfolio turnover rate G	243% A	161%	138%	161%	201%	226%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.01 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.03)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.61)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 5.20	$ 8.98	$ 9.48	$ 8.58	$ 7.11	$ 7.02
Income from Investment Operations
Net investment income (loss) E	- K	.01	.01	.02	- H, K	(.05) I
Net realized and unrealized gain (loss)	.34	(3.70)	.63	1.16	1.47	.14
Total from investment operations	.34	(3.69)	.64	1.18	1.47	.09
Distributions from net investment income	-	(.04)	(.01)	(.02)	-	-
Distributions from net realized gain	-	(.05)	(1.13)	(.26)	-	-
Total distributions	-	(.09)	(1.14)	(.28)	-	-
Net asset value, end of period	$ 5.54	$ 5.20	$ 8.98	$ 9.48	$ 8.58	$ 7.11
Total Return B, C, D	6.54%	(41.35)%	6.73%	13.81%	20.68%	1.28%
Ratios to Average Net Assets F, J
Expenses before reductions	1.22% A	1.12%	1.04%	1.05%	1.18%	1.26%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.04%	1.05%	1.11%	1.25%
Expenses net of all reductions	1.10% A	1.09%	1.03%	1.04%	1.03%	1.17%
Net investment income (loss)	.17% A	.16%	.10%	.21%	(.04)% H	(.74)% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,779	$ 11,801	$ 22,687	$ 23,720	$ 18,208	$ 12,928
Portfolio turnover rate G	243% A	161%	138%	161%	201%	226%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.01 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.00 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.78)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 5.28	$ 9.12	$ 9.61	$ 8.71	$ 7.89
Income from Investment Operations
Net investment income (loss) E	.01	.02	.03	.03	- J
Net realized and unrealized gain (loss)	.34	(3.76)	.64	1.17	.82
Total from investment operations	.35	(3.74)	.67	1.20	.82
Distributions from net investment income	-	(.05)	(.03)	(.04)	-
Distributions from net realized gain	-	(.05)	(1.13)	(.26)	-
Total distributions	-	(.10)	(1.16)	(.30)	-
Net asset value, end of period	$ 5.63	$ 5.28	$ 9.12	$ 9.61	$ 8.71
Total Return B, C, D	6.63%	(41.25)%	6.91%	13.87%	10.39%
Ratios to Average Net Assets F, I
Expenses before reductions	1.06% A	.93%	.88%	.90%	1.04% A
Expenses net of fee waivers, if any	.93% A	.93%	.88%	.90%	1.00% A
Expenses net of all reductions	.93% A	.92%	.88%	.89%	.92% A
Net investment income (loss)	.34% A	.33%	.25%	.36%	.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,087	$ 14,097	$ 32,062	$ 22,464	$ 7,241
Portfolio turnover rate G	243% A	161%	138%	161%	201%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Dynamic Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,549,240
Unrealized depreciation	(13,856,460)
Net unrealized appreciation (depreciation)	$ (10,307,220)
Cost for federal income tax purposes	$ 56,416,612

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $43,283,672 and $50,013,847, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 95
Service Class 2	13,635
$ 13,730

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 8,051
Service Class	108
Service Class 2	6,931
Investor Class	14,365
$ 29,455

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,367 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $122 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $7,979.

Semiannual Report

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Initial Class	.85%	$ 7,339
Service Class	.95%	95
Service Class 2	1.10%	6,434
Investor Class	.93%	8,574
		$ 22,442

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $103 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ -	$ 159,119
Service Class	-	1,828
Service Class 2	-	79,498
Investor Class	-	121,781
Total	$ -	$ 362,226
From net realized gain
Initial Class	$ -	$ 206,971
Service Class	-	3,526
Service Class 2	-	121,099
Investor Class	-	170,616
Total	$ -	$ 502,212

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	180,593	237,127	$ 976,393	$ 1,509,452
Reinvestment of distributions	-	55,096	-	366,090
Shares redeemed	(540,587)	(2,001,155)	(2,684,444)	(15,400,006)
Net increase (decrease)	(359,994)	(1,708,932)	$ (1,708,051)	$ (13,524,464)
Service Class
Shares sold	-	739	$ -	$ 6,357
Reinvestment of distributions	-	773	-	5,354
Shares redeemed	(11,750)	(31,863)	(60,146)	(218,375)
Net increase (decrease)	(11,750)	(30,351)	$ (60,146)	$ (206,664)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Service Class 2
Shares sold	395,422	865,551	$ 2,001,109	$ 6,532,693
Reinvestment of distributions	-	30,108	-	200,597
Shares redeemed	(537,531)	(1,152,606)	(2,666,898)	(8,669,147)
Net increase (decrease)	(142,109)	(256,947)	$ (665,789)	$ (1,935,857)
Investor Class
Shares sold	281,970	337,173	$ 1,464,863	$ 2,524,529
Reinvestment of distributions	-	43,630	-	292,397
Shares redeemed	(447,994)	(1,226,463)	(2,240,609)	(9,045,806)
Net increase (decrease)	(166,024)	(845,660)	$ (775,746)	$ (6,228,880)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 70% of the total outstanding share of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management &
Research (Hong Kong) Limited

Fidelity Management &
Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPDCA-SANN-0809
1.761772.108

Fidelity® Variable Insurance Products:
Growth & Income Portfolio

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	.62%
Actual		$ 1,000.00	$ 1,058.70	$ 3.16
HypotheticalA		$ 1,000.00	$ 1,021.72	$ 3.11
Service Class	.71%
Actual		$ 1,000.00	$ 1,059.10	$ 3.62
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.56
Service Class 2.86%
Actual		$ 1,000.00	$ 1,058.50	$ 4.39
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31
Investor Class	.73%
Actual		$ 1,000.00	$ 1,058.80	$ 3.73
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 3.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.5	3.4
Microsoft Corp.	3.1	2.0
Applied Materials, Inc.	2.2	2.0
Wal-Mart Stores, Inc.	2.2	3.3
JPMorgan Chase & Co.	2.0	1.2
State Street Corp.	1.8	1.5
Wells Fargo & Co.	1.8	1.4
Apple, Inc.	1.7	0.7
Goldman Sachs Group, Inc.	1.6	0.9
Hewlett-Packard Co.	1.6	1.1
	21.5
Top Five Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.7	16.8
Financials	16.6	16.2
Health Care	15.2	20.1
Energy	10.9	11.1
Consumer Discretionary	10.4	9.1
Asset Allocation (% of fund's net assets)
As of June 30, 2009*		As of December 31, 2008**
	Stocks 97.0%		Stocks 98.0%
	Short-Term Investments and Net Other Assets 3.0%		Short-Term Investments and Net Other Assets 2.0%
* Foreign investments	8.3%	** Foreign investments	7.6%

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.8%
Johnson Controls, Inc.	143,500	$ 3,116,820
The Goodyear Tire & Rubber Co. (a)	227,100	2,557,146
		5,673,966
Automobiles - 0.5%
Ford Motor Co. (a)	229,400	1,392,458
Toyota Motor Corp. sponsored ADR	25,900	1,956,227
		3,348,685
Hotels, Restaurants & Leisure - 1.5%
Buffalo Wild Wings, Inc. (a)(d)	48,494	1,577,025
Burger King Holdings, Inc.	61,800	1,067,286
Carnival Corp. unit	57,700	1,486,929
Darden Restaurants, Inc.	68,500	2,259,130
Marriott International, Inc. Class A	100,369	2,215,144
Sonic Corp. (a)	42,900	430,287
Starbucks Corp. (a)	101,250	1,406,363
		10,442,164
Household Durables - 1.1%
D.R. Horton, Inc.	43,700	409,032
Ethan Allen Interiors, Inc.	37,630	389,847
Mohawk Industries, Inc. (a)	34,500	1,230,960
Newell Rubbermaid, Inc.	113,600	1,182,576
Toll Brothers, Inc. (a)	176,400	2,993,508
Whirlpool Corp.	37,000	1,574,720
		7,780,643
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	9,700	811,502
Media - 1.9%
Comcast Corp. Class A (special) (non-vtg.)	241,300	3,402,330
Lamar Advertising Co. Class A (a)(d)	34,306	523,853
McGraw-Hill Companies, Inc.	53,500	1,610,885
Scripps Networks Interactive, Inc. Class A	19,400	539,902
The DIRECTV Group, Inc. (a)	82,400	2,036,104
The Walt Disney Co.	110,600	2,580,298
Time Warner, Inc.	130,133	3,278,050
		13,971,422
Multiline Retail - 0.8%
Kohl's Corp. (a)	50,600	2,163,150
Target Corp.	99,400	3,923,318
		6,086,468
Specialty Retail - 3.5%
Abercrombie & Fitch Co. Class A	200	5,078
Best Buy Co., Inc.	55,781	1,868,106
Lowe's Companies, Inc.	558,800	10,846,308
PetSmart, Inc.	10,400	223,184
Sherwin-Williams Co.	51,200	2,752,000
Staples, Inc.	258,402	5,211,968

	Shares	Value
Tiffany & Co., Inc.	58,400	$ 1,481,024
TJX Companies, Inc.	78,300	2,463,318
		24,850,986
Textiles, Apparel & Luxury Goods - 0.2%
Polo Ralph Lauren Corp. Class A	30,900	1,654,386
TOTAL CONSUMER DISCRETIONARY		74,620,222
CONSUMER STAPLES - 6.9%
Beverages - 1.2%
Coca-Cola Enterprises, Inc.	50,700	844,155
The Coca-Cola Co.	157,100	7,539,229
		8,383,384
Food & Staples Retailing - 2.8%
CVS Caremark Corp.	149,600	4,767,752
Wal-Mart Stores, Inc.	325,700	15,776,908
		20,544,660
Food Products - 1.1%
Bunge Ltd.	4,100	247,025
Corn Products International, Inc.	42,700	1,143,933
Nestle SA:
(Reg.)	39,780	1,498,341
sponsored ADR	73,150	2,751,903
Ralcorp Holdings, Inc. (a)	35,600	2,168,752
		7,809,954
Household Products - 0.8%
Colgate-Palmolive Co.	79,600	5,630,904
Tobacco - 1.0%
Philip Morris International, Inc.	160,660	7,007,989
TOTAL CONSUMER STAPLES		49,376,891
ENERGY - 10.9%
Energy Equipment & Services - 3.0%
BJ Services Co.	500	6,815
Cameron International Corp. (a)	151,128	4,276,922
Halliburton Co.	63,893	1,322,585
Helmerich & Payne, Inc.	35,157	1,085,297
Nabors Industries Ltd. (a)	117,000	1,822,860
Schlumberger Ltd. (NY Shares)	139,300	7,537,523
Smith International, Inc.	107,176	2,759,782
Weatherford International Ltd. (a)	130,400	2,550,624
		21,362,408
Oil, Gas & Consumable Fuels - 7.9%
Apache Corp.	53,500	3,860,025
Chesapeake Energy Corp.	88,100	1,747,023
EOG Resources, Inc.	37,600	2,553,792
Exxon Mobil Corp.	360,664	25,214,016
Hess Corp.	5,000	268,750
Occidental Petroleum Corp.	110,900	7,298,329
Peabody Energy Corp.	31,100	937,976
Petrohawk Energy Corp. (a)	68,900	1,536,470
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains Exploration & Production Co. (a)	63,110	$ 1,726,690
Range Resources Corp.	99,000	4,099,590
Southwestern Energy Co. (a)	115,500	4,487,175
Ultra Petroleum Corp. (a)	77,590	3,026,010
		56,755,846
TOTAL ENERGY		78,118,254
FINANCIALS - 16.5%
Capital Markets - 5.5%
Ameriprise Financial, Inc.	57,401	1,393,122
Bank of New York Mellon Corp.	71,146	2,085,289
Charles Schwab Corp.	165,705	2,906,466
Deutsche Bank AG (NY Shares)	5,100	311,100
Goldman Sachs Group, Inc.	78,634	11,593,797
Janus Capital Group, Inc.	231,217	2,635,874
Morgan Stanley	188,902	5,385,596
State Street Corp.	273,757	12,921,330
		39,232,574
Commercial Banks - 2.5%
Huntington Bancshares, Inc.	105,200	439,736
KeyCorp	181,700	952,108
PNC Financial Services Group, Inc.	80,000	3,104,800
U.S. Bancorp, Delaware	55,100	987,392
Wells Fargo & Co.	520,591	12,629,538
		18,113,574
Consumer Finance - 0.6%
American Express Co.	20,900	485,716
Capital One Financial Corp.	40,600	888,328
Discover Financial Services	57,500	590,525
SLM Corp. (a)	234,300	2,406,261
		4,370,830
Diversified Financial Services - 3.7%
Bank of America Corp.	801,594	10,581,041
CME Group, Inc.	6,000	1,866,660
JPMorgan Chase & Co.	422,950	14,426,825
		26,874,526
Insurance - 3.8%
ACE Ltd.	154,900	6,851,227
AFLAC, Inc.	7,100	220,739
Berkshire Hathaway, Inc. Class A (a)	60	5,400,000
Everest Re Group Ltd.	35,969	2,574,301
Hartford Financial Services Group, Inc.	31,642	375,591
Lincoln National Corp.	116,700	2,008,407
MBIA, Inc. (a)(d)	77,800	336,874
MetLife, Inc.	153,100	4,594,531

	Shares	Value
PartnerRe Ltd.	29,250	$ 1,899,788
The Travelers Companies, Inc.	70,766	2,904,237
		27,165,695
Real Estate Investment Trusts - 0.3%
CBL & Associates Properties, Inc.	55,300	298,067
Simon Property Group, Inc.	20,912	1,075,504
SL Green Realty Corp.	18,100	415,214
		1,788,785
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	95,300	892,008
TOTAL FINANCIALS		118,437,992
HEALTH CARE - 15.2%
Biotechnology - 3.2%
Amgen, Inc. (a)	132,300	7,003,962
Biogen Idec, Inc. (a)	7,330	330,950
Celgene Corp. (a)	33,042	1,580,729
Cephalon, Inc. (a)	37,300	2,113,045
Dendreon Corp. (a)(d)	30,400	755,440
Gilead Sciences, Inc. (a)	69,500	3,255,380
MannKind Corp. (a)	35,200	292,512
Myriad Genetics, Inc. (a)	73,084	2,605,445
Myriad Pharmaceuticals, Inc. (a)	2,071	9,630
OSI Pharmaceuticals, Inc. (a)	19,200	542,016
PDL BioPharma, Inc.	236,634	1,869,409
Vertex Pharmaceuticals, Inc. (a)	68,200	2,430,648
		22,789,166
Health Care Equipment & Supplies - 2.8%
Baxter International, Inc.	105,074	5,564,719
Boston Scientific Corp. (a)	134,200	1,360,788
C.R. Bard, Inc.	25,535	1,901,081
China Medical Technologies, Inc. sponsored ADR	28,200	561,462
Covidien PLC	195,200	7,308,288
ev3, Inc. (a)	22,700	243,344
St. Jude Medical, Inc. (a)	60,870	2,501,757
Wright Medical Group, Inc. (a)	49,800	809,748
		20,251,187
Health Care Providers & Services - 3.2%
CardioNet, Inc. (a)	11,000	179,520
Express Scripts, Inc. (a)	88,500	6,084,375
Henry Schein, Inc. (a)	122,305	5,864,525
Humana, Inc. (a)	43,900	1,416,214
Medco Health Solutions, Inc. (a)	127,800	5,828,958
UnitedHealth Group, Inc.	159,252	3,978,115
		23,351,707
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	49,700	1,935,318
Pharmaceuticals - 5.7%
Abbott Laboratories	198,850	9,353,904
Allergan, Inc.	27,700	1,317,966
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Bristol-Myers Squibb Co.	47,800	$ 970,818
Johnson & Johnson	105,270	5,979,336
Merck & Co., Inc.	160,500	4,487,580
Pfizer, Inc.	740,800	11,112,000
Schering-Plough Corp.	136,949	3,440,159
Wyeth	93,030	4,222,632
		40,884,395
TOTAL HEALTH CARE		109,211,773
INDUSTRIALS - 8.0%
Aerospace & Defense - 1.8%
DigitalGlobe, Inc.	12,500	240,000
Honeywell International, Inc.	58,000	1,821,200
Lockheed Martin Corp.	42,900	3,459,885
United Technologies Corp.	143,100	7,435,476
		12,956,561
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	30,200	1,574,930
FedEx Corp.	15,900	884,358
		2,459,288
Airlines - 0.1%
Alaska Air Group, Inc. (a)	21,750	397,155
Delta Air Lines, Inc. (a)	57,198	331,176
UAL Corp. (a)	94,000	299,860
		1,028,191
Building Products - 0.1%
Masco Corp.	69,100	661,978
Electrical Equipment - 1.1%
Alstom SA	1,100	64,890
Evergreen Solar, Inc. (a)	70,726	153,475
First Solar, Inc. (a)	4,100	664,692
Renewable Energy Corp. AS (a)(d)	15,100	117,143
Renewable Energy Corp. AS rights 7/13/09 (a)(d)	5,206	18,615
Rockwell Automation, Inc.	60,700	1,949,684
Sunpower Corp. Class B (a)	57,600	1,379,520
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	34,400	614,384
Vestas Wind Systems AS (a)	37,700	2,702,267
		7,664,670
Industrial Conglomerates - 1.6%
3M Co.	100,700	6,052,070
General Electric Co.	214,272	2,511,268
McDermott International, Inc. (a)	122,000	2,477,820
Textron, Inc.	74,400	718,704
		11,759,862
Machinery - 1.2%
Caterpillar, Inc.	9,600	317,184

	Shares	Value
Danaher Corp.	56,600	$ 3,494,484
Ingersoll-Rand Co. Ltd. Class A	88,200	1,843,380
Navistar International Corp. (a)	65,600	2,860,160
		8,515,208
Professional Services - 0.2%
Manpower, Inc.	34,750	1,471,315
Road & Rail - 1.4%
CSX Corp.	34,400	1,191,272
Landstar System, Inc.	87,100	3,127,761
Union Pacific Corp.	104,200	5,424,652
		9,743,685
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	16,400	1,342,832
TOTAL INDUSTRIALS		57,603,590
INFORMATION TECHNOLOGY - 22.7%
Communications Equipment - 3.4%
Cisco Systems, Inc. (a)	606,400	11,303,296
Comverse Technology, Inc. (a)	227,365	1,943,971
Infinera Corp. (a)	30,300	276,639
Juniper Networks, Inc. (a)	100,845	2,379,942
QUALCOMM, Inc.	173,100	7,824,120
Tellabs, Inc. (a)	131,700	754,641
		24,482,609
Computers & Peripherals - 4.3%
Apple, Inc. (a)	88,313	12,578,421
Dell, Inc. (a)	104,100	1,429,293
Hewlett-Packard Co.	294,600	11,386,290
International Business Machines Corp.	55,400	5,784,868
		31,178,872
Electronic Equipment & Components - 0.8%
Corning, Inc.	371,500	5,966,290
Internet Software & Services - 2.1%
eBay, Inc. (a)	69,631	1,192,779
Google, Inc. Class A (sub. vtg.) (a)	25,650	10,813,784
LogMeIn, Inc.	6,300	100,800
Move, Inc. (a)	672,295	1,452,157
Yahoo!, Inc. (a)	79,500	1,244,970
		14,804,490
IT Services - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	52,359	1,397,985
Paychex, Inc.	53,700	1,353,240
The Western Union Co.	39,300	644,520
Visa, Inc.	56,400	3,511,464
		6,907,209
Semiconductors & Semiconductor Equipment - 5.1%
Applied Materials, Inc.	1,445,300	15,854,941
ARM Holdings PLC sponsored ADR	170,900	1,020,273
ASML Holding NV (NY Shares)	81,000	1,753,650
Broadcom Corp. Class A (a)	40,600	1,006,474
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	402,200	$ 6,656,410
Lam Research Corp. (a)	152,300	3,959,800
MEMC Electronic Materials, Inc. (a)	131,300	2,338,453
Micron Technology, Inc. (a)	221,000	1,118,260
Samsung Electronics Co. Ltd.	770	357,578
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	26,100	245,601
Texas Instruments, Inc.	94,700	2,017,110
		36,328,550
Software - 6.0%
Adobe Systems, Inc. (a)	69,400	1,964,020
Autonomy Corp. PLC (a)	34,700	820,336
BMC Software, Inc. (a)	42,600	1,439,454
Electronic Arts, Inc. (a)	53,500	1,162,020
Microsoft Corp.	940,500	22,355,685
Oracle Corp.	525,600	11,258,352
Quest Software, Inc. (a)	189,467	2,641,170
Ubisoft Entertainment SA (a)	53,381	1,298,751
		42,939,788
TOTAL INFORMATION TECHNOLOGY		162,607,808
MATERIALS - 3.3%
Chemicals - 2.2%
Airgas, Inc.	53,900	2,184,567
Albemarle Corp.	85,384	2,183,269
Ashland, Inc.	63,300	1,775,565
Dow Chemical Co.	170,000	2,743,800
E.I. du Pont de Nemours & Co.	64,400	1,649,928
Ecolab, Inc.	51,200	1,996,288
FMC Corp.	22,052	1,043,060
Monsanto Co.	19,020	1,413,947
Praxair, Inc.	1,500	106,605
The Mosaic Co.	7,600	336,680
		15,433,709
Containers & Packaging - 0.1%
Crown Holdings, Inc. (a)	43,300	1,045,262
Metals & Mining - 1.0%
ArcelorMittal SA (NY Shares) Class A	60,100	1,988,108
Barrick Gold Corp.	95,700	3,221,266
Freeport-McMoRan Copper & Gold, Inc. Class B	31,600	1,583,476
Nucor Corp.	12,300	546,489
		7,339,339
TOTAL MATERIALS		23,818,310

	Shares	Value
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	22,632	$ 562,179
Verizon Communications, Inc.	294,200	9,040,766
		9,602,945
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	98,600	3,108,858
Sprint Nextel Corp. (a)	522,300	2,512,263
		5,621,121
TOTAL TELECOMMUNICATION SERVICES		15,224,066
UTILITIES - 0.9%
Electric Utilities - 0.9%
Exelon Corp.	120,000	6,145,200
TOTAL COMMON STOCKS (Cost $750,344,055)		695,164,106
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Commercial Banks - 0.1%
East West Bancorp, Inc. Series A, 8.00% (Cost $1,000,000)	1,000	421,810
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 0.40% (b)	21,095,165	21,095,165
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	2,913,210	2,913,210
TOTAL MONEY MARKET FUNDS (Cost $24,008,375)		24,008,375
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $775,352,430)		719,594,291
NET OTHER ASSETS - (0.4)%		(2,513,310)
NET ASSETS - 100%		$ 717,080,981
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 105,982
Fidelity Securities Lending Cash Central Fund	228,658
Total	$ 334,640
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 74,620,222	$ 74,620,222	$ -	$ -
Consumer Staples	49,376,891	49,376,891	-	-
Energy	78,118,254	78,118,254	-	-
Financials	118,859,802	118,437,992	421,810	-
Health Care	109,211,773	109,211,773	-	-
Industrials	57,603,590	57,603,590	-	-
Information Technology	162,607,808	162,507,008	100,800	-
Materials	23,818,310	23,818,310	-	-
Telecommunication Services	15,224,066	15,224,066	-	-
Utilities	6,145,200	6,145,200	-	-
Money Market Funds	24,008,375	24,008,375	-	-
Total Investments in Securities	$ 719,594,291	$ 719,071,681	$ 522,610	$ -
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $84,320,817 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $67,182,148 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,818,557) - See accompanying schedule: Unaffiliated issuers (cost $751,344,055)	$ 695,585,916
Fidelity Central Funds (cost $24,008,375)	24,008,375
Total Investments (cost $775,352,430)		$ 719,594,291
Foreign currency held at value (cost $24)		25
Receivable for investments sold Regular delivery		4,665,304
Delayed delivery		43,659
Receivable for fund shares sold		210,838
Dividends receivable		574,286
Distributions receivable from Fidelity Central Funds		18,066
Prepaid expenses		4,787
Total assets		725,111,256

Liabilities
Payable for investments purchased	$ 4,080,310
Payable for fund shares redeemed	561,047
Accrued management fee	279,478
Distribution fees payable	73,483
Other affiliated payables	66,174
Other payables and accrued expenses	56,573
Collateral on securities loaned, at value	2,913,210
Total liabilities		8,030,275

Net Assets		$ 717,080,981
Net Assets consist of:
Paid in capital		$ 1,051,912,842
Undistributed net investment income		3,705,338
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(282,781,479)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(55,755,720)
Net Assets		$ 717,080,981

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($236,020,062 ÷ 25,367,165 shares)	$ 9.30

Service Class: Net Asset Value, offering price and redemption price per share ($152,710,118 ÷ 16,527,436 shares)	$ 9.24

Service Class 2: Net Asset Value, offering price and redemption price per share ($287,446,045 ÷ 31,408,089 shares)	$ 9.15

Investor Class: Net Asset Value, offering price and redemption price per share ($40,904,756 ÷ 4,406,289 shares)	$ 9.28

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 5,994,486
Interest		1,098
Income from Fidelity Central Funds		334,640
Total income		6,330,224

Expenses
Management fee	$ 1,572,039
Transfer agent fees	323,253
Distribution fees	413,004
Accounting and security lending fees	128,906
Custodian fees and expenses	16,964
Independent trustees' compensation	2,751
Audit	26,982
Legal	680
Miscellaneous	31,710
Total expenses before reductions	2,516,289
Expense reductions	(1,779)	2,514,510
Net investment income (loss)		3,815,714
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(82,610,155)
Foreign currency transactions	4,422
Futures contracts	349,160
Total net realized gain (loss)		(82,256,573)
Change in net unrealized appreciation (depreciation) on: Investment securities	113,950,492
Assets and liabilities in foreign currencies	3,142
Total change in net unrealized appreciation (depreciation)		113,953,634
Net gain (loss)		31,697,061
Net increase (decrease) in net assets resulting from operations		$ 35,512,775

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,815,714	$ 12,299,120
Net realized gain (loss)	(82,256,573)	(192,185,956)
Change in net unrealized appreciation (depreciation)	113,953,634	(414,958,787)
Net increase (decrease) in net assets resulting from operations	35,512,775	(594,845,623)
Distributions to shareholders from net investment income	(409,478)	(11,692,064)
Distributions to shareholders from net realized gain	-	(135,482,332)
Total distributions	(409,478)	(147,174,396)
Share transactions - net increase (decrease)	(49,884,168)	(71,028,734)
Total increase (decrease) in net assets	(14,780,871)	(813,048,753)

Net Assets
Beginning of period	731,861,852	1,544,910,605
End of period (including undistributed net investment income of $3,705,338 and undistributed net investment income of $299,102, respectively)	$ 717,080,981	$ 731,861,852

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.79	$ 17.01	$ 16.12	$ 14.75	$ 13.91	$ 13.26
Income from Investment Operations
Net investment income (loss) E	.05	.15	.14	.15	.13	.21 H
Net realized and unrealized gain (loss)	.47	(6.71)	1.73	1.74	.92	.56
Total from investment operations	.52	(6.56)	1.87	1.89	1.05	.77
Distributions from net investment income	(.01)	(.16)	(.31)	(.14)	(.21)	(.12)
Distributions from net realized gain	-	(1.50)	(.67)	(.38)	-	-
Total distributions	(.01)	(1.66)	(.98) J	(.52)	(.21)	(.12)
Net asset value, end of period	$ 9.30	$ 8.79	$ 17.01	$ 16.12	$ 14.75	$ 13.91
Total Return B, C, D	5.87%	(41.70)%	12.12%	13.18%	7.63%	5.80%
Ratios to Average Net Assets F, I
Expenses before reductions	.62% A	.59%	.58%	.60%	.59%	.60%
Expenses net of fee waivers, if any	.62% A	.59%	.58%	.60%	.59%	.60%
Expenses net of all reductions	.62% A	.59%	.58%	.59%	.54%	.60%
Net investment income (loss)	1.26% A	1.15%	.88%	.98%	.97%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 236,020	$ 235,729	$ 446,465	$ 465,375	$ 606,102	$ 704,460
Portfolio turnover rate G	125% A	123%	85%	109%	206%	23%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.98 per share is comprised of distributions from net investment income of $.310 and distributions from net realized gain of $.671 per share.

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.73	$ 16.90	$ 16.01	$ 14.66	$ 13.83	$ 13.18
Income from Investment Operations
Net investment income (loss)E	.05	.14	.13	.13	.12	.19 H
Net realized and unrealized gain (loss)	.47	(6.66)	1.71	1.72	.91	.57
Total from investment operations	.52	(6.52)	1.84	1.85	1.03	.76
Distributions from net investment income	(.01)	(.15)	(.28)	(.12)	(.20)	(.11)
Distributions from net realized gain	-	(1.50)	(.67)	(.38)	-	-
Total distributions	(.01)	(1.65)	(.95) J	(.50)	(.20)	(.11)
Net asset value, end of period	$ 9.24	$ 8.73	$ 16.90	$ 16.01	$ 14.66	$ 13.83
Total Return B, C, D	5.91%	(41.77)%	12.00%	13.01%	7.53%	5.75%
Ratios to Average Net Assets F, I
Expenses before reductions	.71% A	.69%	.68%	.70%	.69%	.70%
Expenses net of fee waivers, if any	.71% A	.69%	.68%	.70%	.69%	.70%
Expenses net of all reductions	.71% A	.69%	.68%	.69%	.64%	.70%
Net investment income (loss)	1.16% A	1.06%	.78%	.88%	.87%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 152,710	$ 162,731	$ 371,692	$ 375,775	$ 384,527	$ 401,392
Portfolio turnover rate G	125% A	123%	85%	109%	206%	23%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.95 per share is comprised of distributions from net investment income of $.279 and distributions from net realized gain of $.671 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 8.65	$ 16.76	$ 15.86	$ 14.53	$ 13.71	$ 13.09
Income from Investment Operations
Net investment income (loss) E	.04	.12	.10	.11	.10	.17 H
Net realized and unrealized gain (loss)	.47	(6.60)	1.70	1.71	.90	.55
Total from investment operations	.51	(6.48)	1.80	1.82	1.00	.72
Distributions from net investment income	(.01)	(.13)	(.23)	(.11)	(.18)	(.10)
Distributions from net realized gain	-	(1.50)	(.67)	(.38)	-	-
Total distributions	(.01)	(1.63)	(.90) J	(.49)	(.18)	(.10)
Net asset value, end of period	$ 9.15	$ 8.65	$ 16.76	$ 15.86	$ 14.53	$ 13.71
Total Return B, C, D	5.85%	(41.90)%	11.86%	12.86%	7.40%	5.52%
Ratios to Average Net Assets F, I
Expenses before reductions	.86% A	.84%	.83%	.85%	.84%	.85%
Expenses net of fee waivers, if any	.86% A	.84%	.83%	.85%	.84%	.85%
Expenses net of all reductions	.86% A	.84%	.83%	.84%	.79%	.85%
Net investment income (loss)	1.01% A	.91%	.63%	.73%	.70%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 287,446	$ 290,980	$ 628,130	$ 645,360	$ 596,787	$ 525,504
Portfolio turnover rate G	125% A	123%	85%	109%	206%	23%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.90 per share is comprised of distributions from net investment income of $.231 and distributions from net realized gain of $.671 per share.

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 8.77	$ 16.96	$ 16.07	$ 14.74	$ 13.64
Income from Investment Operations
Net investment income (loss) E	.05	.14	.13	.13	.03
Net realized and unrealized gain (loss)	.47	(6.69)	1.73	1.72	1.07
Total from investment operations	.52	(6.55)	1.86	1.85	1.10
Distributions from net investment income	(.01)	(.14)	(.29)	(.14)	-
Distributions from net realized gain	-	(1.50)	(.67)	(.38)	-
Total distributions	(.01)	(1.64)	(.97) J	(.52)	-
Net asset value, end of period	$ 9.28	$ 8.77	$ 16.96	$ 16.07	$ 14.74
Total Return B, C, D	5.88%	(41.80)%	12.05%	12.95%	8.06%
Ratios to Average Net Assets F, I
Expenses before reductions	.73% A	.68%	.70%	.73%	.78% A
Expenses net of fee waivers, if any	.73% A	.68%	.70%	.73%	.78% A
Expenses net of all reductions	.73% A	.68%	.70%	.72%	.72% A
Net investment income (loss)	1.14% A	1.06%	.76%	.85%	.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,905	$ 42,423	$ 98,623	$ 34,603	$ 9,564
Portfolio turnover rate G	125% A	123%	85%	109%	206%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.97 per share is comprised of distributions from net investment income of $.294 and distributions from net realized gain of $.671 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Growth & Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 49,145,550
Unrealized depreciation	(139,780,768)
Net unrealized appreciation (depreciation)	$ (90,635,218)
Cost for federal income tax purposes	$ 810,229,509

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in each applicable Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 349,160	$ -
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)	$ 349,160	$ -

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $349,160 for futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $403,675,291 and $455,536,206, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .47% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 73,973
Service Class 2	339,031
$ 413,004

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 99,784
Service Class	64,796
Service Class 2	118,740
Investor Class	39,933
$ 323,253

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $15,783 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,229 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $228,658.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,756 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $23.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ 130,470	$ 4,222,386
Service Class	90,740	2,672,713
Service Class 2	165,021	4,148,382
Investor Class	23,247	648,583
Total	$ 409,478	$ 11,692,064
From net realized gain
Initial Class	$ -	$ 38,772,569
Service Class	-	32,204,342
Service Class 2	-	54,951,398
Investor Class	-	9,554,023
Total	$ -	$ 135,482,332

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	1,606,516	3,529,544	$ 14,123,303	$ 44,267,931
Reinvestment of distributions	15,853	3,272,088	130,470	42,994,955
Shares redeemed	(3,087,069)	(6,216,509)	(25,408,528)	(77,177,945)
Net increase (decrease)	(1,464,700)	585,123	$ (11,154,755)	$ 10,084,941
Service Class
Shares sold	121,351	303,978	$ 989,932	$ 3,710,432
Reinvestment of distributions	11,093	2,639,728	90,740	34,877,055
Shares redeemed	(2,247,826)	(6,291,820)	(18,496,211)	(79,650,378)
Net increase (decrease)	(2,115,382)	(3,348,114)	$ (17,415,539)	$ (41,062,891)
Service Class 2
Shares sold	990,507	1,754,493	$ 8,242,629	$ 21,520,672
Reinvestment of distributions	20,348	4,498,522	165,021	59,099,780
Shares redeemed	(3,232,514)	(10,104,235)	(26,362,184)	(125,944,323)
Net increase (decrease)	(2,221,659)	(3,851,220)	$ (17,954,534)	$ (45,323,871)
Investor Class
Shares sold	389,064	4,679,746	$ 3,378,081	$ 62,579,096
Reinvestment of distributions	2,828	763,485	23,247	10,202,606
Shares redeemed	(822,421)	(6,421,947)	(6,760,668)	(67,508,615)
Net increase (decrease)	(430,529)	(978,716)	$ (3,359,340)	$ 5,273,087

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 20% of the total outstanding shares of the Fund, and one otherwise unaffiliated shareholder was the owner of record of 47% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPGI-SANN-0809
1.705698.111

Fidelity® Variable Insurance Products:
Growth Opportunities Portfolio

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	.74%
Actual		$ 1,000.00	$ 1,155.20	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 3.71
Service Class	.83%
Actual		$ 1,000.00	$ 1,154.50	$ 4.43
HypotheticalA		$ 1,000.00	$ 1,020.68	$ 4.16
Service Class 2	1.00%
Actual		$ 1,000.00	$ 1,153.20	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Investor Class	.85%
Actual		$ 1,000.00	$ 1,154.50	$ 4.54
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	4.4	9.4
Apple, Inc.	4.0	2.9
QUALCOMM, Inc.	2.6	3.6
Visa, Inc.	2.0	4.2
Microsoft Corp.	1.8	0.0
Cisco Systems, Inc.	1.7	0.0
Wal-Mart Stores, Inc.	1.6	0.4
Southwestern Energy Co.	1.5	3.5
Philip Morris International, Inc.	1.5	0.0
Intel Corp.	1.5	0.0
	22.6
Top Five Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	35.3	36.8
Health Care	13.4	8.1
Consumer Discretionary	11.6	8.6
Consumer Staples	9.5	3.8
Energy	9.1	18.3
Asset Allocation (% of fund's net assets)
As of June 30, 2009 *		As of December 31, 2008 **
	Stocks 98.6%		Stocks 94.4%
	Short-Term Investments and Net Other Assets 1.4%		Short-Term Investments and Net Other Assets 5.6%
* Foreign investments	6.6%	** Foreign investments	17.6%

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.7%
Johnson Controls, Inc.	64,700	$ 1,405,284
Tenneco, Inc. (a)	101,800	1,079,080
		2,484,364
Hotels, Restaurants & Leisure - 4.1%
Buffalo Wild Wings, Inc. (a)	29,200	949,584
Las Vegas Sands Corp. unit	28,000	3,698,240
McDonald's Corp.	48,400	2,782,516
Starbucks Corp. (a)	284,400	3,950,316
Starwood Hotels & Resorts Worldwide, Inc.	89,900	1,995,780
The Cheesecake Factory, Inc. (a)	22,900	396,170
		13,772,606
Internet & Catalog Retail - 1.4%
Amazon.com, Inc.	54,800	4,584,568
Media - 1.6%
Comcast Corp. Class A	19,200	278,208
DreamWorks Animation SKG, Inc. Class A (a)	49,400	1,362,946
The DIRECTV Group, Inc. (a)	76,000	1,877,960
The Walt Disney Co.	71,000	1,656,430
		5,175,544
Multiline Retail - 0.7%
Target Corp.	59,700	2,356,359
Specialty Retail - 2.3%
Bed Bath & Beyond, Inc. (a)	23,100	710,325
Best Buy Co., Inc.	108,900	3,647,061
Home Depot, Inc.	43,000	1,016,090
Staples, Inc.	105,900	2,136,003
		7,509,479
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	26,800	720,384
Lululemon Athletica, Inc. (a)(d)	98,386	1,281,970
NIKE, Inc. Class B	15,300	792,234
		2,794,588
TOTAL CONSUMER DISCRETIONARY		38,677,508
CONSUMER STAPLES - 9.5%
Beverages - 2.3%
Anheuser-Busch InBev NV	15,400	556,025
Dr Pepper Snapple Group, Inc. (a)	55,000	1,165,450
PepsiCo, Inc.	43,200	2,374,272
The Coca-Cola Co.	73,100	3,508,069
		7,603,816
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	22,500	1,028,250

	Shares	Value
Wal-Mart Stores, Inc.	110,300	$ 5,342,932
Walgreen Co.	47,900	1,408,260
		7,779,442
Food Products - 2.0%
Green Mountain Coffee Roasters, Inc. (a)(d)	63,900	3,777,768
Smithfield Foods, Inc. (a)(d)	103,800	1,450,086
Tyson Foods, Inc. Class A	130,900	1,650,649
		6,878,503
Household Products - 0.8%
Procter & Gamble Co.	51,500	2,631,650
Personal Products - 0.6%
Avon Products, Inc.	73,558	1,896,325
Tobacco - 1.5%
Philip Morris International, Inc.	112,300	4,898,526
TOTAL CONSUMER STAPLES		31,688,262
ENERGY - 9.1%
Energy Equipment & Services - 1.5%
FMC Technologies, Inc. (a)	17,730	666,293
National Oilwell Varco, Inc. (a)	60,603	1,979,294
Schlumberger Ltd. (NY Shares)	20,300	1,098,433
Transocean Ltd. (a)	15,679	1,164,793
		4,908,813
Oil, Gas & Consumable Fuels - 7.6%
Chesapeake Energy Corp.	206,636	4,097,592
EOG Resources, Inc.	10,400	706,368
EXCO Resources, Inc. (a)	80,000	1,033,600
Exxon Mobil Corp.	14,500	1,013,695
Hess Corp.	9,300	499,875
Peabody Energy Corp.	67,451	2,034,322
Petrohawk Energy Corp. (a)	204,100	4,551,430
Petroleo Brasileiro SA - Petrobras sponsored ADR	78,500	3,216,930
Range Resources Corp.	29,035	1,202,339
SandRidge Energy, Inc. (a)	40,300	343,356
Southwestern Energy Co. (a)	130,707	5,077,967
Ultra Petroleum Corp. (a)	21,200	826,800
XTO Energy, Inc.	20,100	766,614
		25,370,888
TOTAL ENERGY		30,279,701
FINANCIALS - 6.7%
Capital Markets - 2.2%
Charles Schwab Corp.	91,800	1,610,172
Goldman Sachs Group, Inc.	21,709	3,200,775
Knight Capital Group, Inc. Class A (a)	39,500	673,475
Morgan Stanley	45,300	1,291,503
Northern Trust Corp.	9,200	493,856
		7,269,781
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 1.9%
Signature Bank, New York (a)	39,200	$ 1,063,104
TCF Financial Corp.	44,300	592,291
U.S. Bancorp, Delaware	96,800	1,734,656
Wells Fargo & Co.	123,100	2,986,406
		6,376,457
Consumer Finance - 0.3%
Discover Financial Services	104,600	1,074,242
Diversified Financial Services - 2.2%
Bank of America Corp.	40,500	534,600
BM&F BOVESPA SA	617,929	3,691,389
CME Group, Inc.	3,500	1,088,885
JPMorgan Chase & Co.	57,700	1,968,147
		7,283,021
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	6,107	314,083
TOTAL FINANCIALS		22,317,584
HEALTH CARE - 13.4%
Biotechnology - 8.0%
Alexion Pharmaceuticals, Inc. (a)	41,000	1,685,920
Biogen Idec, Inc. (a)	12,900	582,435
Celgene Corp. (a)	43,965	2,103,286
Cephalon, Inc. (a)	5,200	294,580
Cepheid, Inc. (a)	122,500	1,153,950
Dendreon Corp. (a)	104,600	2,599,310
Gilead Sciences, Inc. (a)	50,152	2,349,120
ImmunoGen, Inc. (a)	100,600	866,166
InterMune, Inc.	150,500	2,287,600
Isis Pharmaceuticals, Inc. (a)(d)	276,800	4,567,200
Myriad Genetics, Inc. (a)	13,000	463,450
Myriad Pharmaceuticals, Inc. (a)	3,250	15,113
Rigel Pharmaceuticals, Inc. (a)	90,900	1,101,708
Seattle Genetics, Inc. (a)	321,638	3,126,321
Transition Therapeutics, Inc. (a)	148,291	562,259
Vertex Pharmaceuticals, Inc. (a)	78,800	2,808,432
		26,566,850
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	7,400	391,904
Medtronic, Inc.	19,300	673,377
Thoratec Corp. (a)	67,200	1,799,616
		2,864,897
Health Care Providers & Services - 0.9%
Express Scripts, Inc. (a)	18,000	1,237,500
Medco Health Solutions, Inc. (a)	22,100	1,007,981
UnitedHealth Group, Inc.	32,800	819,344
		3,064,825

	Shares	Value
Life Sciences Tools & Services - 0.4%
Exelixis, Inc. (a)	156,800	$ 763,616
Illumina, Inc. (a)	11,600	451,704
		1,215,320
Pharmaceuticals - 3.3%
Abbott Laboratories	63,200	2,972,928
Allergan, Inc.	47,400	2,255,292
Elan Corp. PLC sponsored ADR (a)	298,600	1,902,082
Johnson & Johnson	20,600	1,170,080
Merck & Co., Inc.	51,600	1,442,736
Teva Pharmaceutical Industries Ltd. sponsored ADR	28,000	1,381,520
		11,124,638
TOTAL HEALTH CARE		44,836,530
INDUSTRIALS - 7.2%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	44,700	1,403,580
ITT Corp.	13,000	578,500
The Boeing Co.	68,300	2,902,750
		4,884,830
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	48,300	2,414,517
Construction & Engineering - 0.4%
Fluor Corp.	12,900	661,641
Quanta Services, Inc. (a)	24,441	565,320
		1,226,961
Electrical Equipment - 0.8%
American Superconductor Corp. (a)(d)	21,500	564,375
First Solar, Inc. (a)	12,700	2,058,924
		2,623,299
Industrial Conglomerates - 1.0%
3M Co.	46,600	2,800,660
General Electric Co.	57,100	669,212
		3,469,872
Machinery - 1.5%
Caterpillar, Inc.	64,500	2,131,080
Danaher Corp.	27,400	1,691,676
Deere & Co.	30,400	1,214,480
		5,037,236
Road & Rail - 1.3%
Burlington Northern Santa Fe Corp.	28,100	2,066,474
Union Pacific Corp.	47,100	2,452,026
		4,518,500
TOTAL INDUSTRIALS		24,175,215
INFORMATION TECHNOLOGY - 35.3%
Communications Equipment - 5.9%
Cisco Systems, Inc. (a)	307,500	5,731,800
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Infinera Corp. (a)	33,200	$ 303,116
Juniper Networks, Inc. (a)	46,700	1,102,120
Palm, Inc. (a)	91,700	1,519,469
QUALCOMM, Inc.	191,195	8,642,014
Research In Motion Ltd. (a)	22,810	1,620,651
Riverbed Technology, Inc. (a)	29,200	677,148
		19,596,318
Computers & Peripherals - 6.9%
Apple, Inc. (a)	93,242	13,280,458
Hewlett-Packard Co.	126,100	4,873,765
International Business Machines Corp.	35,300	3,686,026
NetApp, Inc. (a)	34,300	676,396
Synaptics, Inc. (a)	8,300	320,795
		22,837,440
Electronic Equipment & Components - 0.4%
Corning, Inc.	76,500	1,228,590
Internet Software & Services - 4.7%
eBay, Inc. (a)	38,600	661,218
Google, Inc. Class A (sub. vtg.) (a)	34,892	14,710,118
OpenTable, Inc.	8,500	256,445
		15,627,781
IT Services - 3.1%
Cognizant Technology Solutions Corp. Class A (a)	58,532	1,562,804
MasterCard, Inc. Class A	7,200	1,204,632
The Western Union Co.	22,000	360,800
VeriFone Holdings, Inc. (a)	70,000	525,700
Visa, Inc.	108,900	6,780,114
		10,434,050
Semiconductors & Semiconductor Equipment - 7.3%
Analog Devices, Inc.	32,800	812,784
Applied Materials, Inc.	121,600	1,333,952
Atheros Communications, Inc. (a)	47,400	911,976
Broadcom Corp. Class A (a)	67,300	1,668,367
Cree, Inc. (a)(d)	152,900	4,493,731
Cypress Semiconductor Corp. (a)	191,800	1,764,560
Intel Corp.	295,300	4,887,215
International Rectifier Corp. (a)	76,600	1,134,446
NVIDIA Corp. (a)	205,400	2,318,966
Power Integrations, Inc.	39,400	937,326
Rambus, Inc. (a)	92,900	1,439,021

	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	103,127	$ 970,425
Texas Instruments, Inc.	56,400	1,201,320
Xilinx, Inc.	26,100	534,006
		24,408,095
Software - 7.0%
ArcSight, Inc. (a)	80,100	1,423,377
Electronic Arts, Inc. (a)	37,000	803,640
Microsoft Corp.	247,700	5,887,829
Nintendo Co. Ltd.	8,400	2,316,384
Oracle Corp.	160,000	3,427,200
Red Hat, Inc. (a)	111,600	2,246,508
Rosetta Stone, Inc.	11,800	323,792
Salesforce.com, Inc. (a)	91,400	3,488,738
SuccessFactors, Inc. (a)(d)	116,500	1,069,470
Sybase, Inc. (a)	33,800	1,059,292
TiVo, Inc. (a)	134,500	1,409,560
		23,455,790
TOTAL INFORMATION TECHNOLOGY		117,588,064
MATERIALS - 3.1%
Chemicals - 1.3%
Monsanto Co.	52,900	3,932,586
The Mosaic Co.	11,200	496,160
		4,428,746
Metals & Mining - 1.8%
ArcelorMittal SA (NY Shares) Class A	33,800	1,118,104
Barrick Gold Corp.	20,800	700,129
Freeport-McMoRan Copper & Gold, Inc. Class B	56,000	2,806,160
Nucor Corp.	26,500	1,177,395
		5,801,788
TOTAL MATERIALS		10,230,534
TELECOMMUNICATION SERVICES - 2.3%
Wireless Telecommunication Services - 2.3%
American Tower Corp. Class A (a)	16,900	532,857
Bharti Airtel Ltd. (a)	41,109	690,588
Leap Wireless International, Inc. (a)	31,400	1,034,002
MetroPCS Communications, Inc. (a)	59,500	791,945
Sprint Nextel Corp. (a)	1,005,300	4,835,493
		7,884,885
UTILITIES - 0.4%
Electric Utilities - 0.4%
Exelon Corp.	24,500	1,254,645
TOTAL COMMON STOCKS (Cost $315,892,060)		328,932,928
Money Market Funds - 5.4%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (b)	4,615,220	$ 4,615,220
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	13,358,625	13,358,625
TOTAL MONEY MARKET FUNDS (Cost $17,973,845)		17,973,845
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $333,865,905)	346,906,773
NET OTHER ASSETS - (4.0)%	(13,475,739)
NET ASSETS - 100%	$ 333,431,034
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,982
Fidelity Securities Lending Cash Central Fund	92,823
Total	$ 123,805
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 38,677,508	$ 34,979,268	$ 3,698,240	$ -
Consumer Staples	31,688,262	31,688,262	-	-
Energy	30,279,701	30,279,701	-	-
Financials	22,317,584	22,317,584	-	-
Health Care	44,836,530	44,836,530	-	-
Industrials	24,175,215	24,175,215	-	-
Information Technology	117,588,064	115,271,680	2,316,384	-
Materials	10,230,534	10,230,534	-	-
Telecommunication Services	7,884,885	7,884,885	-	-
Utilities	1,254,645	1,254,645	-	-
Money Market Funds	17,973,845	17,973,845	-	-
Total Investments in Securities:	$ 346,906,773	$ 340,892,149	$ 6,014,624	$ -
The following is a reconciliation of Investments in Securities for which level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 3,146,400
Total Realized Gain (Loss)	(45,491)
Total Unrealized Gain (Loss)	791,840
Cost of Purchases	-
Proceeds of Sales	(194,509)
Amortization/Accretion	-
Transfer in/out of Level 3	(3,698,240)
Ending Balance	$ -
Total unrealized gain (loss) on investments held at June 30, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $133,255,358 of which $72,347,206 and $60,908,152 will expire on December 31, 2010 and 2016, respectively.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $32,939,331 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,050,657) - See accompanying schedule: Unaffiliated issuers (cost $315,892,060)	$ 328,932,928
Fidelity Central Funds (cost $17,973,845)	17,973,845
Total Investments (cost $333,865,905)		$ 346,906,773
Foreign currency held at value (cost $3)		3
Receivable for investments sold		3,634,473
Receivable for fund shares sold		20,807
Dividends receivable		272,396
Distributions receivable from Fidelity Central Funds		12,415
Prepaid expenses		1,628
Total assets		350,848,495

Liabilities
Payable for investments purchased	$ 3,570,755
Payable for fund shares redeemed	227,906
Accrued management fee	158,354
Distribution fees payable	19,417
Other affiliated payables	30,718
Other payables and accrued expenses	51,686
Collateral on securities loaned, at value	13,358,625
Total liabilities		17,417,461

Net Assets		$ 333,431,034
Net Assets consist of:
Paid in capital		$ 542,668,225
Undistributed net investment income		865,200
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(223,143,010)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,040,619
Net Assets		$ 333,431,034

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($129,666,284 ÷ 11,235,230 shares)	$ 11.54

Service Class: Net Asset Value, offering price and redemption price per share ($156,011,012 ÷ 13,549,748 shares)	$ 11.51

Service Class 2: Net Asset Value, offering price and redemption price per share ($29,546,927 ÷ 2,581,924 shares)	$ 11.44

Investor Class: Net Asset Value, offering price and redemption price per share ($18,206,811 ÷ 1,582,317 shares)	$ 11.51

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 1,927,722
Interest		76
Income from Fidelity Central Funds		123,805
Total income		2,051,603

Expenses
Management fee	$ 826,040
Transfer agent fees	136,962
Distribution fees	101,486
Accounting and security lending fees	57,383
Custodian fees and expenses	25,437
Independent trustees' compensation	1,141
Audit	26,841
Legal	362
Miscellaneous	13,079
Total expenses before reductions	1,188,731
Expense reductions	(2,341)	1,186,390
Net investment income (loss)		865,213
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(51,699,471)
Foreign currency transactions	(26,155)
Total net realized gain (loss)		(51,725,626)
Change in net unrealized appreciation (depreciation) on: Investment securities	94,308,987
Assets and liabilities in foreign currencies	22
Total change in net unrealized appreciation (depreciation)		94,309,009
Net gain (loss)		42,583,383
Net increase (decrease) in net assets resulting from operations		$ 43,448,596

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 865,213	$ 1,639,402
Net realized gain (loss)	(51,725,626)	(95,683,983)
Change in net unrealized appreciation (depreciation)	94,309,009	(251,726,660)
Net increase (decrease) in net assets resulting from operations	43,448,596	(345,771,241)
Distributions to shareholders from net investment income	-	(1,681,321)
Share transactions - net increase (decrease)	17,162,070	(53,861,477)
Total increase (decrease) in net assets	60,610,666	(401,314,039)

Net Assets
Beginning of period	272,820,368	674,134,407
End of period (including undistributed net investment income of $865,200 and accumulated net investment loss of $13, respectively)	$ 333,431,034	$ 272,820,368

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.99	$ 22.37	$ 18.16	$ 17.34	$ 16.07	$ 15.07
Income from Investment Operations
Net investment income (loss) E	.03	.07	(.01)	.02 H	.10	.14 I
Net realized and unrealized gain (loss)	1.52	(12.38)	4.22	.92	1.32	.94
Total from investment operations	1.55	(12.31)	4.21	.94	1.42	1.08
Distributions from net investment income	-	(.07)	-	(.12)	(.15)	(.08)
Net asset value, end of period	$ 11.54	$ 9.99	$ 22.37	$ 18.16	$ 17.34	$ 16.07
Total Return B, C, D	15.52%	(55.02)%	23.18%	5.46%	8.89%	7.19%
Ratios to Average Net Assets F, J
Expenses before reductions	.74% A	.71%	.68%	.72%	.70%	.72%
Expenses net of fee waivers, if any	.74% A	.71%	.68%	.72%	.70%	.72%
Expenses net of all reductions	.74% A	.71%	.68%	.67%	.65%	.70%
Net investment income (loss)	.66% A	.42%	(.05)%	.10% H	.65%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 129,666	$ 115,057	$ 321,507	$ 310,736	$ 400,644	$ 459,975
Portfolio turnover rate G	136% A	148%	100%	128%	123%	65%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.11)% .I Investment income per share reflects a special dividend which amounted to $.04 per share. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 22.32	$ 18.14	$ 17.33	$ 16.05	$ 15.06
Income from Investment Operations
Net investment income (loss) E	.03	.05	(.03)	- I, L	.09	.12 J
Net realized and unrealized gain (loss)	1.51	(12.34)	4.21	.91	1.32	.94
Total from investment operations	1.54	(12.29)	4.18	.91	1.41	1.06
Distributions from net investment income	-	(.06)	-	(.10)	(.13)	(.07)
Net asset value, end of period	$ 11.51	$ 9.97	$ 22.32	$ 18.14	$ 17.33	$ 16.05
Total Return B, C, D	15.45%	(55.06)%	23.04%	5.30%	8.86%	7.06%
Ratios to Average Net Assets F, K
Expenses before reductions	.83% A	.81%	.78%	.82%	.80%	.82%
Expenses net of fee waivers, if any	.83% A	.81%	.78%	.82%	.80%	.82%
Expenses net of all reductions	.83% A	.81%	.78%	.78%	.75%	.80%
Net investment income (loss)	.57% A	.32%	(.15)%	-% H, I	.54%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 156,011	$ 126,076	$ 231,249	$ 176,556	$ 200,798	$ 212,890
Portfolio turnover rate G	136% A	148%	100%	128%	123%	65%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Amount represents less than .01%. I Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.21)%. J Investment income per share reflects a special dividend which amounted to $.04 per share. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.92	$ 22.15	$ 18.03	$ 17.23	$ 15.96	$ 14.98
Income from Investment Operations
Net investment income (loss) E	.02	.03	(.06)	(.03) H	.06	.10 I
Net realized and unrealized gain (loss)	1.50	(12.24)	4.18	.91	1.32	.93
Total from investment operations	1.52	(12.21)	4.12	.88	1.38	1.03
Distributions from net investment income	-	(.02)	-	(.08)	(.11)	(.05)
Net asset value, end of period	$ 11.44	$ 9.92	$ 22.15	$ 18.03	$ 17.23	$ 15.96
Total Return B, C, D	15.32%	(55.12)%	22.85%	5.12%	8.68%	6.89%
Ratios to Average Net Assets F, J
Expenses before reductions	1.00% A	.97%	.94%	.99%	.96%	.98%
Expenses net of fee waivers, if any	1.00% A	.97%	.94%	.99%	.96%	.98%
Expenses net of all reductions	1.00% A	.97%	.94%	.94%	.92%	.96%
Net investment income (loss)	.40% A	.16%	(.31)%	(.17)% H	.38%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,547	$ 24,622	$ 88,013	$ 60,690	$ 60,406	$ 60,938
Portfolio turnover rate G	136% A	148%	100%	128%	123%	65%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.38)%. I Investment income per share reflects a special dividend which amounted to $.04 per share. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 22.28	$ 18.11	$ 17.33	$ 16.20
Income from Investment Operations
Net investment income (loss) E	.03	.05	(.04)	(.01) H	.02
Net realized and unrealized gain (loss)	1.51	(12.31)	4.21	.91	1.11
Total from investment operations	1.54	(12.26)	4.17	.90	1.13
Distributions from net investment income	-	(.05)	-	(.12)	-
Net asset value, end of period	$ 11.51	$ 9.97	$ 22.28	$ 18.11	$ 17.33
Total Return B, C, D	15.45%	(55.05)%	23.03%	5.26%	6.98%
Ratios to Average Net Assets F, J
Expenses before reductions	.85% A	.82%	.80%	.88%	.87% A
Expenses net of fee waivers, if any	.85% A	.82%	.80%	.88%	.87% A
Expenses net of all reductions	.85% A	.81%	.80%	.83%	.83% A
Net investment income (loss)	.55% A	.31%	(.17)%	(.06)% H	.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,207	$ 7,065	$ 33,366	$ 12,982	$ 4,353
Portfolio turnover rate G	136% A	148%	100%	128%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%. I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Growth Opportunities Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 10, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 45,342,232
Unrealized depreciation	(34,514,402)
Net unrealized appreciation (depreciation)	$ 10,827,830
Cost for federal income tax purposes	$ 336,078,943

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $220,477,541 and $191,044,624, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 69,001
Service Class 2	32,485
$ 101,486

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 52,861
Service Class	59,276
Service Class 2	12,995
Investor Class	11,830
$ 136,962

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,221 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $838 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $92,823.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,341 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ -	$ 843,132
Service Class	-	751,680
Service Class 2	-	53,382
Investor Class	-	33,127
Total	$ -	$ 1,681,321

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	808,596	837,085	$ 8,708,779	$ 15,007,550
Reinvestment of distributions	-	84,145	-	843,132
Shares redeemed	(1,091,507)	(3,776,844)	(11,001,896)	(62,534,006)
Net increase (decrease)	(282,911)	(2,855,614)	$ (2,293,117)	$ (46,683,324)
Service Class
Shares sold	1,496,932	3,975,185	$ 15,029,262	$ 61,980,622
Reinvestment of distributions	-	75,093	-	751,680
Shares redeemed	(592,140)	(1,764,596)	(6,088,058)	(30,570,693)
Net increase (decrease)	904,792	2,285,682	$ 8,941,204	$ 32,161,609
Service Class 2
Shares sold	540,018	938,463	$ 5,511,202	$ 15,549,907
Reinvestment of distributions	-	5,365	-	53,382
Shares redeemed	(440,688)	(2,433,927)	(4,520,712)	(42,639,755)
Net increase (decrease)	99,330	(1,490,099)	$ 990,490	$ (27,036,466)
Investor Class
Shares sold	1,110,357	393,040	$ 12,075,332	$ 7,469,222
Reinvestment of distributions	-	3,313	-	33,127
Shares redeemed	(236,977)	(1,184,934)	(2,551,839)	(19,805,645)
Net increase (decrease)	873,380	(788,581)	$ 9,523,493	$ (12,303,296)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 20% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 57% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPGRO-SANN-0809
1.705699.111

Fidelity® Variable Insurance Products:
Growth Strategies Portfolio

(Formerly Aggressive Growth Portfolio)

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	.90%
Actual		$ 1,000.00	$ 1,120.20	$ 4.73
HypotheticalA		$ 1,000.00	$ 1,020.33	$ 4.51
Service Class	1.00%
Actual		$ 1,000.00	$ 1,120.20	$ 5.26
Hypothetical A		$ 1,000.00	$ 1,019.84	$ 5.01
Service Class 2	1.15%
Actual		$ 1,000.00	$ 1,118.60	$ 6.04
Hypothetical A		$ 1,000.00	$ 1,019.09	$ 5.76
Investor Class	.98%
Actual		$ 1,000.00	$ 1,120.90	$ 5.15
Hypothetical A		$ 1,000.00	$ 1,019.93	$ 4.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Juniper Networks, Inc.	2.6	2.1
Ralcorp Holdings, Inc.	2.1	0.0
Starwood Hotels & Resorts Worldwide, Inc.	2.1	0.0
Bunge Ltd.	2.0	0.0
St. Jude Medical, Inc.	2.0	3.0
Precision Castparts Corp.	2.0	0.0
Starbucks Corp.	2.0	0.0
IHS, Inc. Class A	1.9	1.0
IntercontinentalExchange, Inc.	1.9	0.0
Heckmann Corp.	1.8	1.8
	20.4
Top Five Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.0	18.9
Industrials	17.5	11.8
Health Care	17.0	33.7
Consumer Discretionary	14.4	18.7
Financials	7.7	4.5
Asset Allocation (% of fund's net assets)
As of June 30, 2009*		As of December 31, 2008**
	Stocks 96.8%		Stocks 98.6%
	Short-Term Investments and Net Other Assets 3.2%		Short-Term Investments and Net Other Assets 1.4%
*Foreign investments	17.2%	**Foreign investments	10.0%

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 1.1%
Johnson Controls, Inc.	7,400	$ 160,728
Hotels, Restaurants & Leisure - 5.0%
Starbucks Corp. (a)	20,107	279,286
Starwood Hotels & Resorts Worldwide, Inc.	13,078	290,332
Wendy's/Arby's Group, Inc.	32,945	131,780
		701,398
Household Durables - 1.9%
Black & Decker Corp.	4,200	120,372
Mohawk Industries, Inc. (a)	4,350	155,208
		275,580
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	1,700	142,222
Specialty Retail - 3.3%
Abercrombie & Fitch Co. Class A	4,812	122,177
TJX Companies, Inc.	3,600	113,256
Urban Outfitters, Inc. (a)	6,700	139,829
Zumiez, Inc. (a)	11,997	96,096
		471,358
Textiles, Apparel & Luxury Goods - 2.1%
Hanesbrands, Inc. (a)	10,193	152,997
Polo Ralph Lauren Corp. Class A	2,575	137,866
		290,863
TOTAL CONSUMER DISCRETIONARY		2,042,149
CONSUMER STAPLES - 7.4%
Beverages - 1.8%
Heckmann Corp. (a)	67,800	254,250
Food Products - 5.6%
Bunge Ltd.	4,800	289,200
Corn Products International, Inc.	8,019	214,829
Ralcorp Holdings, Inc. (a)	4,786	291,563
		795,592
TOTAL CONSUMER STAPLES		1,049,842
ENERGY - 4.8%
Energy Equipment & Services - 3.8%
Dril-Quip, Inc. (a)	1,800	68,580
Helmerich & Payne, Inc.	4,200	129,654
Seadrill Ltd.	5,000	71,360
Smith International, Inc.	5,200	133,900
Weatherford International Ltd. (a)	7,100	138,876
		542,370

	Shares	Value
Oil, Gas & Consumable Fuels - 1.0%
Denbury Resources, Inc. (a)	9,566	$ 140,907
TOTAL ENERGY		683,277
FINANCIALS - 7.7%
Capital Markets - 2.4%
Greenhill & Co., Inc.	2,000	144,420
Morgan Stanley	7,100	202,421
		346,841
Diversified Financial Services - 4.7%
BM&F BOVESPA SA	25,200	150,540
IntercontinentalExchange, Inc. (a)	2,378	271,663
MSCI, Inc. Class A (a)	10,139	247,797
		670,000
Real Estate Management & Development - 0.6%
China Overseas Land & Investment Ltd.	34,000	78,969
TOTAL FINANCIALS		1,095,810
HEALTH CARE - 17.0%
Biotechnology - 4.9%
Alexion Pharmaceuticals, Inc. (a)	2,000	82,240
Alnylam Pharmaceuticals, Inc. (a)	2,908	64,761
Dendreon Corp. (a)	8,348	207,448
Isis Pharmaceuticals, Inc. (a)	5,328	87,912
RXi Pharmaceuticals Corp. (a)	9,034	41,014
Vertex Pharmaceuticals, Inc. (a)	6,000	213,840
		697,215
Health Care Equipment & Supplies - 8.6%
ArthroCare Corp. (a)	22,152	239,242
Cyberonics, Inc. (a)	8,390	139,526
Edwards Lifesciences Corp. (a)	2,400	163,272
Masimo Corp. (a)	5,833	140,634
NuVasive, Inc. (a)	3,705	165,243
St. Jude Medical, Inc. (a)	6,900	283,590
Wright Medical Group, Inc. (a)	5,133	83,463
		1,214,970
Life Sciences Tools & Services - 3.2%
AMAG Pharmaceuticals, Inc. (a)	3,992	218,243
Illumina, Inc. (a)	4,000	155,760
QIAGEN NV (a)	4,578	85,105
		459,108
Pharmaceuticals - 0.3%
Cadence Pharmaceuticals, Inc. (a)	4,500	44,955
TOTAL HEALTH CARE		2,416,248
INDUSTRIALS - 17.5%
Aerospace & Defense - 2.0%
Precision Castparts Corp.	3,871	282,699
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	2,700	$ 140,805
Expeditors International of Washington, Inc.	4,400	146,696
		287,501
Construction & Engineering - 1.5%
China Railway Construction Corp. Ltd. (H Shares)	51,500	79,477
Quanta Services, Inc. (a)	6,000	138,780
		218,257
Electrical Equipment - 3.2%
Cooper Industries Ltd. Class A	4,300	133,515
First Solar, Inc. (a)	800	129,696
Ocean Power Technologies, Inc. (a)	8,170	47,713
Rockwell Automation, Inc.	4,500	144,540
		455,464
Machinery - 4.1%
AGCO Corp. (a)	5,400	156,978
Cummins, Inc.	4,300	151,403
Navistar International Corp. (a)	3,300	143,880
Toro Co.	4,529	135,417
		587,678
Marine - 0.8%
Ultrapetrol (Bahamas) Ltd. (a)	23,849	105,651
Professional Services - 1.9%
IHS, Inc. Class A (a)	5,450	271,792
Road & Rail - 2.0%
CSX Corp.	4,200	145,446
Knight Transportation, Inc.	8,074	133,625
		279,071
TOTAL INDUSTRIALS		2,488,113
INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 3.1%
Infinera Corp. (a)	8,200	74,866
Juniper Networks, Inc. (a)	15,300	361,078
		435,944
Computers & Peripherals - 1.1%
Western Digital Corp. (a)	5,600	148,400
Electronic Equipment & Components - 0.9%
BYD Co. Ltd. (H Shares) (a)	33,500	132,705
Internet Software & Services - 3.4%
Baidu.com, Inc. sponsored ADR (a)	600	180,654
NetEase.com, Inc. sponsored ADR (a)	3,900	137,202
Tencent Holdings Ltd.	13,800	161,061
		478,917

	Shares	Value
Semiconductors & Semiconductor Equipment - 7.9%
Altera Corp.	8,665	$ 141,066
ASML Holding NV (NY Shares)	7,100	153,715
Broadcom Corp. Class A (a)	5,800	143,782
Marvell Technology Group Ltd. (a)	16,685	194,213
MEMC Electronic Materials, Inc. (a)	11,095	197,602
National Semiconductor Corp.	12,200	153,110
Xilinx, Inc.	6,913	141,440
		1,124,928
Software - 6.6%
Activision Blizzard, Inc. (a)	11,300	142,719
ANSYS, Inc. (a)	5,000	155,800
Autonomy Corp. PLC (a)	8,691	205,462
BMC Software, Inc. (a)	6,000	202,740
Citrix Systems, Inc. (a)	2,500	79,725
Electronic Arts, Inc. (a)	7,000	152,040
		938,486
TOTAL INFORMATION TECHNOLOGY		3,259,380
MATERIALS - 5.0%
Chemicals - 5.0%
Intrepid Potash, Inc. (a)	5,400	151,632
Rockwood Holdings, Inc. (a)	7,460	109,214
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	3,900	141,141
Terra Industries, Inc.	6,669	161,523
The Mosaic Co.	3,100	137,330
		700,840
TOTAL COMMON STOCKS (Cost $14,455,289)		13,735,659
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 0.40% (b) (Cost $425,397)	425,397	425,397
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $14,880,686)		14,161,056
NET OTHER ASSETS - 0.2%		24,846
NET ASSETS - 100%		$ 14,185,902
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 477
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in these securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.8%
China	4.8%
Bermuda	4.8%
Netherlands	1.7%
United Kingdom	1.4%
Brazil	1.1%
Chile	1.0%
Switzerland	1.0%
Others (individually less than 1%)	1.4%
100.0%
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $9,247,932 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $1,581,671 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $14,455,289)	$ 13,735,659
Fidelity Central Funds (cost $425,397)	425,397
Total Investments (cost $14,880,686)		$ 14,161,056
Cash		3,441
Foreign currency held at value (cost $3,471)		3,448
Receivable for investments sold		614,253
Receivable for fund shares sold		20,455
Dividends receivable		6,340
Distributions receivable from Fidelity Central Funds		145
Prepaid expenses		92
Receivable from investment adviser for expense reductions		5,552
Other receivables		5,380
Total assets		14,820,162

Liabilities
Payable for investments purchased	$ 597,065
Payable for fund shares redeemed	1,516
Accrued management fee	7,456
Distribution fees payable	1,064
Other affiliated payables	1,573
Other payables and accrued expenses	25,586
Total liabilities		634,260

Net Assets		$ 14,185,902
Net Assets consist of:
Paid in capital		$ 27,157,717
Accumulated net investment loss		(28,155)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(12,222,754)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(720,906)
Net Assets		$ 14,185,902

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($4,827,015 ÷ 834,722 shares)	$ 5.78

Service Class: Net Asset Value, offering price and redemption price per share ($367,951 ÷ 63,637 shares)	$ 5.78

Service Class 2: Net Asset Value, offering price and redemption price per share ($4,827,232 ÷ 852,302 shares)	$ 5.66

Investor Class: Net Asset Value, offering price and redemption price per share ($4,163,704 ÷ 723,928 shares)	$ 5.75

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 38,427
Interest		4
Income from Fidelity Central Funds		477
Total income		38,908

Expenses
Management fee	$ 41,177
Transfer agent fees	11,453
Distribution fees	5,738
Accounting fees and expenses	2,604
Custodian fees and expenses	12,014
Independent trustees' compensation	54
Audit	20,278
Legal	17
Miscellaneous	610
Total expenses before reductions	93,945
Expense reductions	(26,882)	67,063
Net investment income (loss)		(28,155)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(895,004)
Foreign currency transactions	1,581
Total net realized gain (loss)		(893,423)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $3,397)	2,414,378
Assets and liabilities in foreign currencies	918
Total change in net unrealized appreciation (depreciation)		2,415,296
Net gain (loss)		1,521,873
Net increase (decrease) in net assets resulting from operations		$ 1,493,718

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (28,155)	$ (106,218)
Net realized gain (loss)	(893,423)	(11,049,415)
Change in net unrealized appreciation (depreciation)	2,415,296	(5,392,924)
Net increase (decrease) in net assets resulting from operations	1,493,718	(16,548,557)
Distributions to shareholders from net realized gain	-	(57,864)
Share transactions - net increase (decrease)	(1,262,202)	(10,435,892)
Total increase (decrease) in net assets	231,516	(27,042,313)

Net Assets
Beginning of period	13,954,386	40,996,699
End of period (including accumulated net investment loss of $28,155 and $0, respectively)	$ 14,185,902	$ 13,954,386

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 5.16	$ 10.09	$ 9.44	$ 9.15	$ 8.71	$ 7.90
Income from Investment Operations
Net investment income (loss) E	(.01)	(.02)	(.05)	(.02) H	(.02) I	(.04)
Net realized and unrealized gain (loss)	.63	(4.89)	1.70	.80	.73	.85
Total from investment operations	.62	(4.91)	1.65	.78	.71	.81
Distributions from net realized gain	-	(.02)	(1.00)	(.49)	(.27)	-
Net asset value, end of period	$ 5.78	$ 5.16	$ 10.09	$ 9.44	$ 9.15	$ 8.71
Total Return B,C,D	12.02%	(48.77)%	17.52%	8.53%	8.11%	10.25%
Ratios to Average Net Assets F,J
Expenses before reductions	1.31% A	1.14%	1.07%	1.21%	1.28%	1.64%
Expenses net of fee waivers, if any	.90% A	.90%	.90%	.90%	.90%	1.00%
Expenses net of all reductions	.89% A	.89%	.89%	.89%	.82%	.96%
Net investment income (loss)	(.31)% A	(.30)%	(.46)%	(.18)% H	(.21)% I	(.53)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,827	$ 4,734	$ 16,005	$ 6,434	$ 6,168	$ 1,031
Portfolio turnover rate G	372% A	292%	190%	200%	242%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.43)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.28)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 5.16	$ 10.11	$ 9.45	$ 9.16	$ 8.73	$ 7.92
Income from Investment Operations
Net investment income (loss) E	(.01)	(.03)	(.06)	(.03) H	(.03) I	(.05)
Net realized and unrealized gain (loss)	.63	(4.90)	1.71	.80	.73	.86
Total from investment operations	.62	(4.93)	1.65	.77	.70	.81
Distributions from net realized gain	-	(.02)	(.99)	(.48)	(.27)	-
Net asset value, end of period	$ 5.78	$ 5.16	$ 10.11	$ 9.45	$ 9.16	$ 8.73
Total Return B,C,D	12.02%	(48.87)%	17.51%	8.42%	7.98%	10.23%
Ratios to Average Net Assets F,J
Expenses before reductions	1.36% A	1.21%	1.14%	1.27%	1.44%	1.74%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.01%	1.10%
Expenses net of all reductions	.99% A	.99%	.99%	.99%	.93%	1.07%
Net investment income (loss)	(.41)% A	(.40)%	(.56)%	(.28)% H	(.32)% I	(.63)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 368	$ 446	$ 1,297	$ 1,106	$ 1,135	$ 1,059
Portfolio turnover rate G	372% A	292%	190%	200%	242%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.53)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 5.06	$ 9.92	$ 9.29	$ 9.01	$ 8.61	$ 7.83
Income from Investment Operations
Net investment income (loss) E	(.01)	(.04)	(.07)	(.04) H	(.04) I	(.06)
Net realized and unrealized gain (loss)	.61	(4.80)	1.67	.79	.71	.84
Total from investment operations	.60	(4.84)	1.60	.75	.67	.78
Distributions from net realized gain	-	(.02)	(.97)	(.47)	(.27)	-
Net asset value, end of period	$ 5.66	$ 5.06	$ 9.92	$ 9.29	$ 9.01	$ 8.61
Total Return B,C,D	11.86%	(48.90)%	17.32%	8.29%	7.74%	9.96%
Ratios to Average Net Assets F,J
Expenses before reductions	1.49% A	1.35%	1.30%	1.44%	1.60%	1.92%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.15%	1.16%	1.25%
Expenses net of all reductions	1.14% A	1.14%	1.14%	1.14%	1.08%	1.21%
Net investment income (loss)	(.56)% A	(.55)%	(.72)%	(.43)% H	(.47)% I	(.78)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,827	$ 4,469	$ 13,622	$ 10,692	$ 10,222	$ 9,113
Portfolio turnover rate G	372% A	292%	190%	200%	242%	91%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.68)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 J

Selected Per-Share Data
Net asset value, beginning of period	$ 5.13	$ 10.05	$ 9.41	$ 9.13	$ 8.95
Income from Investment Operations
Net investment income (loss) E	(.01)	(.03)	(.07)	(.03) H	(.01) I
Net realized and unrealized gain (loss)	.63	(4.87)	1.70	.80	.46
Total from investment operations	.62	(4.90)	1.63	.77	.45
Distributions from net realized gain	-	(.02)	(.99)	(.49)	(.27)
Net asset value, end of period	$ 5.75	$ 5.13	$ 10.05	$ 9.41	$ 9.13
Total Return B,C,D	12.09%	(48.87)%	17.40%	8.44%	4.99%
Ratios to Average Net Assets F,K
Expenses before reductions	1.42% A	1.27%	1.17%	1.35%	1.25% A
Expenses net of fee waivers, if any	.98% A	.99%	1.05%	1.05%	1.05% A
Expenses net of all reductions	.97% A	.97%	1.04%	1.04%	.97% A
Net investment income (loss)	(.39)% A	(.39)%	(.61)%	(.33)% H	(.36)% A,I
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,164	$ 4,305	$ 10,073	$ 3,776	$ 1,395
Portfolio turnover rate G	372% A	292%	190%	200%	242%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.58)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.43)%. J For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Growth Strategies Portfolio (formerly VIP Aggressive Growth Portfolio) (the Fund) is a fund of Variable Insurance Products Fund III (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, and Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,438,109
Unrealized depreciation	(2,454,530)
Net unrealized appreciation (depreciation)	$ (1,016,421)
Cost for federal income tax purposes	$ 15,177,477

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $24,483,257 and $26,019,907, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .62% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 199
Service Class 2	5,539
$ 5,738

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 3,722
Service Class	224
Service Class 2	2,091
Investor Class	5,416
$ 11,453

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $627 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $42 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Initial Class	.90%	$ 9,306
Service Class	1.00%	709
Service Class 2	1.15%	7,549
Investor Class	.98	8,769
		$ 26,333

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $549 for the period.

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net realized gain
Initial Class	$ -	$ 21,907
Service Class	-	1,938
Service Class 2	-	20,362
Investor Class	-	13,657
Total	$ -	$ 57,864

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	174,146	333,590	$ 916,289	$ 2,595,450
Reinvestment of distributions	-	2,530	-	21,907
Shares redeemed	(257,220)	(1,004,264)	(1,296,682)	(8,142,347)
Net increase (decrease)	(83,074)	(668,144)	$ (380,393)	$ (5,524,990)
Service Class
Shares sold	88	3,197	$ 440	$ 27,871
Reinvestment of distributions	-	224	-	1,938
Shares redeemed	(22,880)	(45,344)	(120,388)	(308,474)
Net increase (decrease)	(22,792)	(41,923)	$ (119,948)	$ (278,665)
Service Class 2
Shares sold	100,236	208,278	$ 508,974	$ 1,514,374
Reinvestment of distributions	-	2,393	-	20,362
Shares redeemed	(131,399)	(700,133)	(669,175)	(4,904,480)
Net increase (decrease)	(31,163)	(489,462)	$ (160,201)	$ (3,369,744)
Investor Class
Shares sold	166,218	568,295	$ 881,575	$ 4,027,072
Reinvestment of distributions	-	1,584	-	13,657
Shares redeemed	(281,162)	(733,248)	(1,483,235)	(5,303,222)
Net increase (decrease)	(114,944)	(163,369)	$ (601,660)	$ (1,262,493)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 65% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 26% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAG-SANN-0809
1.761771.108

Fidelity® Variable Insurance Products:
Mid Cap Portfolio

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	.70%
Actual		$ 1,000.00	$ 1,145.10	$ 3.72
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51
Service Class	.80%
Actual		$ 1,000.00	$ 1,144.80	$ 4.25
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Service Class 2.94%
Actual		$ 1,000.00	$ 1,143.70	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71
Investor Class	.80%
Actual		$ 1,000.00	$ 1,144.40	$ 4.25
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Netflix, Inc.	3.4	2.8
Cerner Corp.	3.3	0.7
Shanda Interactive Entertainment Ltd. sponsored ADR	3.2	1.7
eBay, Inc.	3.0	0.2
Hasbro, Inc.	2.6	3.1
The Walt Disney Co.	2.4	1.1
Reinsurance Group of America, Inc.	2.0	2.3
Ross Stores, Inc.	2.0	2.1
Old Republic International Corp.	1.9	0.2
AGCO Corp.	1.7	1.6
	25.5
Top Five Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.8	15.0
Consumer Discretionary	18.6	19.5
Health Care	17.7	19.9
Financials	9.1	7.2
Consumer Staples	7.8	11.5
Asset Allocation (% of fund's net assets)
As of June 30, 2009 *		As of December 31, 2008 **
	Stocks 92.1%		Stocks 95.6%
	Bonds 0.0%		Bonds 0.5%
	Short-Term Investments and Net Other Assets 7.8%		Short-Term Investments and Net Other Assets 3.9%
	Other Investments 0.1%		Other Investments 0.0%
* Foreign investments	25.2%	** Foreign investments	19.3%

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value
CONSUMER DISCRETIONARY - 18.6%
Auto Components - 0.6%
Amerigon, Inc. (a)	306,609	$ 1,870,315
China Automotive Systems, Inc. (a)(d)	160,195	881,073
Fuel Systems Solutions, Inc. (a)(d)(e)	1,543,485	31,162,962
Gentex Corp.	75,994	881,530
Minth Group Ltd.	138,000	114,141
New Focus Auto Tech Holdings Ltd.	5,687,675	741,242
Westport Innovations, Inc. (a)	100	807
		35,652,070
Automobiles - 0.1%
Bajaj Auto Ltd.	100	2,101
Geely Automobile Holdings Ltd.	43,345,000	7,830,166
Hyundai Motor Co. GDR (f)	100	2,912
Thor Industries, Inc.	100	1,837
		7,837,016
Distributors - 0.0%
LKQ Corp. (a)	100	1,645
Xinyu Hengdeli Holdings Ltd.	4,000	1,177
		2,822
Diversified Consumer Services - 0.1%
Benesse Corp.	127,300	5,100,721
Educomp Solutions Ltd.	37,700	2,993,104
MegaStudy Co. Ltd.	100	18,042
Raffles Education Corp. Ltd.	1,000	380
Universal Technical Institute, Inc. (a)	100	1,493
		8,113,740
Hotels, Restaurants & Leisure - 2.0%
BJ's Restaurants, Inc. (a)	200	3,374
Chipotle Mexican Grill, Inc. Class B (a)	200	13,958
Interval Leisure Group, Inc. (a)	125,300	1,167,796
Jollibee Food Corp.	700	712
Kappa Create Co. Ltd.	397,500	8,194,685
McDonald's Corp.	217,600	12,509,824
Minor International PCL (For. Reg.)	1,826,011	426,212
P.F. Chang's China Bistro, Inc. (a)(d)	197,377	6,327,907
Papa John's International, Inc. (a)	88,751	2,200,137
Shangri-La Asia Ltd.	958,111	1,421,731
Sonic Corp. (a)	642,717	6,446,447
Starbucks Corp. (a)	576,800	8,011,752
Starwood Hotels & Resorts Worldwide, Inc.	1,108,758	24,614,428
TAJ GVK Hotels & Resorts Ltd.	297,699	478,500
WMS Industries, Inc. (a)(d)	1,338,193	42,166,461
		113,983,924
Household Durables - 1.3%
Goldcrest Co. Ltd.	395,670	10,452,900
La-Z-Boy, Inc.	100	472
Makita Corp. sponsored ADR	100	2,416

	Shares	Value
Tupperware Brands Corp.	2,286,463	$ 59,493,767
Whirlpool Corp.	167,700	7,137,312
		77,086,867
Internet & Catalog Retail - 3.4%
Netflix, Inc. (a)(d)(e)	4,866,672	201,188,222
Priceline.com, Inc. (a)	100	11,155
Wotif.com Holdings Ltd.	100	379
		201,199,756
Leisure Equipment & Products - 2.6%
Beneteau SA	500	5,435
Hasbro, Inc.	6,223,770	150,864,185
Nidec Copal Corp.	100	995
		150,870,615
Media - 2.5%
Cinemax India Ltd.	478,887	463,843
E.W. Scripps Co. Class A	33	69
Entertainment Network (India) Ltd. (a)	90,000	334,549
Eros International PLC (a)	1,720,050	3,975,785
Marvel Entertainment, Inc. (a)	100	3,559
SinoMedia Holding Ltd.	5,488,000	1,281,730
The Walt Disney Co.	5,992,947	139,815,454
Zee News Ltd.	39	33
		145,875,022
Multiline Retail - 0.0%
Dollar Tree, Inc. (a)	100	4,210
Golden Eagle Retail Group Ltd. (H Shares)	1,000	1,161
Intime Department Store Group Co. Ltd.	1,000	439
Kohl's Corp. (a)	100	4,275
Mothercare PLC	100	790
Parkson Retail Group Ltd.	1,000	1,430
		12,305
Specialty Retail - 5.6%
Advance Auto Parts, Inc.	959,400	39,805,506
Aeropostale, Inc. (a)	1,065,468	36,513,588
Asahi Co. Ltd.	200	5,512
Belle International Holdings Ltd.	1,000	880
Chow Sang Sang Holdings International Ltd.	2,000	1,520
Fast Retailing Co. Ltd.	100	13,079
H&M Hennes & Mauritz AB (B Shares)	100	4,990
Hot Topic, Inc. (a)(e)	2,687,086	19,642,599
Inditex SA	687	32,928
J. Crew Group, Inc. (a)	100	2,702
JB Hi-Fi Ltd.	100	1,241
Ross Stores, Inc.	3,031,609	117,020,107
Sally Beauty Holdings, Inc. (a)(d)(e)	9,384,811	59,687,398
SAZABY, Inc.	392,700	5,625,432
TJX Companies, Inc.	1,564,699	49,225,431
Tsutsumi Jewelry Co. Ltd.	21,800	405,292
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	100	1,112
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Urban Outfitters, Inc. (a)	100	$ 2,087
USS Co. Ltd.	100	5,159
		327,996,563
Textiles, Apparel & Luxury Goods - 0.4%
Anta Sports Products Ltd.	1,000	1,250
China Dongxiang Group Co. Ltd.	1,000	672
Columbia Sportswear Co. (d)	168,999	5,225,449
Daphne International Holdings Ltd.	8,182,000	4,307,483
Shenzhou International Group Holdings Ltd.	20,290,000	9,137,163
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	200,376	4,484,415
		23,156,432
TOTAL CONSUMER DISCRETIONARY		1,091,787,132
CONSUMER STAPLES - 7.8%
Beverages - 0.9%
Companhia de Bebidas das Americas (AmBev) sponsored ADR	20	1,061
Molson Coors Brewing Co. Class B	1,300,409	55,046,313
Yantai Changyu Pioneer Wine Co. (B Shares)	130	803
		55,048,177
Food & Staples Retailing - 2.9%
BJ's Wholesale Club, Inc. (a)	1,075,595	34,666,427
Breadtalk Group Ltd.	1,000	269
China Nepstar Chain Drugstore Ltd. ADR	100	570
Colruyt NV	100	22,808
Cosmos Pharmaceutical Corp.	100	1,801
Daikokutenbussan Co. Ltd.	79,000	1,401,474
Heng Tai Consumables Group Ltd. (a)	93,713,300	4,292,729
Kroger Co.	477,000	10,517,850
Magnit OJSC GDR (Reg. S) (a)	100	888
Pricesmart, Inc.	100	1,675
REI Six Ten Retail Ltd. (a)	314	6,986
Shinsegae Food Co. Ltd.	100	4,158
Sugi Holdings Co. Ltd.	917,900	18,913,494
Wal-Mart de Mexico SA de CV Class V sponsored ADR	204	6,018
Wal-Mart Stores, Inc.	2,042,296	98,928,818
		168,765,965
Food Products - 3.9%
Britannia Industries Ltd.	41,784	1,396,023
Campbell Soup Co.	364,886	10,734,946
China Agri-Industries Holding Ltd.	2,000	1,246
China Foods Ltd.	4,000	2,405
China Huiyuan Juice Group Ltd.	500	354
China Yurun Food Group Ltd.	1,000	1,510
Chiquita Brands International, Inc. (a)	491,298	5,040,717

	Shares	Value
ConAgra Foods, Inc.	1,015,077	$ 19,347,368
Hormel Foods Corp.	1,822,546	62,950,739
Kellogg Co.	452,964	21,094,533
PureCircle Ltd. (a)(d)	4,571,834	18,389,707
REI Agro Ltd.	4,190	6,801
Rocky Mountain Chocolate Factory, Inc.	105	809
Smart Balance, Inc. (a)	100	681
Tingyi (Cayman Island) Holding Corp.	2,000	3,298
Toyo Suisan Kaisha Ltd.	2,603,000	53,689,322
Want Want China Holdings Ltd.	65,053,600	36,766,251
		229,426,710
Personal Products - 0.1%
Concern Kalina OJSC:
GDR (f)	21,643	249,833
sponsored ADR	94,200	1,087,387
GLG Life Tech Corp. (a)	100	185
Hengan International Group Co. Ltd.	720,200	3,373,367
Natura Cosmeticos SA	100	1,307
		4,712,079
TOTAL CONSUMER STAPLES		457,952,931
ENERGY - 6.4%
Energy Equipment & Services - 6.3%
BJ Services Co.	2,658,800	36,239,444
Dresser-Rand Group, Inc. (a)	2,346,769	61,250,671
ENSCO International, Inc.	1,500,000	52,305,000
Helix Energy Solutions Group, Inc. (a)	1,075,596	11,691,729
Helmerich & Payne, Inc.	440,900	13,610,583
Nabors Industries Ltd. (a)	4,906,408	76,441,837
Newpark Resources, Inc. (a)(e)	7,471,341	21,293,322
Noble Corp.	139,300	4,213,825
Parker Drilling Co. (a)	5,219,031	22,650,595
Patterson-UTI Energy, Inc.	1,025,904	13,193,125
Weatherford International Ltd. (a)	2,761,074	54,006,607
		366,896,738
Oil, Gas & Consumable Fuels - 0.1%
China Shenhua Energy Co. Ltd. (H Shares)	500	1,842
Clean Energy Fuels Corp. (a)	100	861
Forest Oil Corp. (a)	480,970	7,176,072
Niko Resources Ltd.	100	6,878
Oil Search Ltd.	11,496	50,572
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	400	13,344
Sasol Ltd. sponsored ADR	100	3,482
Surgutneftegaz JSC sponsored ADR	500	3,450
		7,256,501
TOTAL ENERGY		374,153,239
Common Stocks - continued
	Shares	Value
FINANCIALS - 9.1%
Capital Markets - 1.3%
Ameriprise Financial, Inc.	591,209	$ 14,348,642
Espirito Santo Financial Group SA	100	1,515
Franklin Resources, Inc.	628	45,222
JAFCO Co. Ltd.	103,800	3,501,842
Janus Capital Group, Inc.	2,777,237	31,660,502
Marusan Securities Co. Ltd. (d)	2,756,100	17,938,181
W.P. Carey & Co. LLC	338,848	8,464,423
		75,960,327
Commercial Banks - 0.8%
Bank of Baroda	634,966	6,017,256
Bank of Georgia unit (a)	100	599
IndusInd Bank Ltd.	100	180
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	421,100	2,585,554
Punjab National Bank	100	1,479
The Jammu & Kashmir Bank Ltd.	423	4,426
The Mie Bank Ltd.	1,000	3,623
Union Bank of India	7,699,690	39,038,637
		47,651,754
Diversified Financial Services - 0.0%
Banco ABC Brasil SA	100	374
Insurance - 6.0%
Admiral Group PLC	217,663	3,115,368
AFLAC, Inc.	27,100	842,539
AXA SA sponsored ADR	100	1,896
Axis Capital Holdings Ltd.	1,200	31,416
Bajaj Finserv Ltd.	100	829
China Life Insurance Co. Ltd.	215,070	101,448
China Life Insurance Co. Ltd. ADR	266	14,747
Old Republic International Corp.	11,460,180	112,882,773
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	500	3,384
Presidential Life Corp.	790,158	5,981,496
Progressive Corp. (a)	1,945,808	29,401,159
Protective Life Corp.	2,311,869	26,447,781
Reinsurance Group of America, Inc.	3,354,011	117,088,524
The Chubb Corp.	1,454,079	57,988,671
		353,902,031
Real Estate Investment Trusts - 0.6%
CapitaMall Trust	33,053,800	31,949,268
Real Estate Management & Development - 0.4%
Allgreen Properties Ltd.	1,148,000	800,525
Ayala Land, Inc.	14,622,600	2,459,366
Cyrela Commercial Properties SA Empreendimentos e Participações	680	2,986
Iguatemi Empresa de Shopping Centers SA	1,489,400	14,220,612
New World China Land Ltd.	9,968,800	5,544,011

	Shares	Value
Songbird Estates PLC Class B (a)	591,400	$ 311,341
SPG Land (Holdings) Ltd.	2,200,100	854,501
		24,193,342
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	142	6,973
People's United Financial, Inc.	100	1,504
		8,477
TOTAL FINANCIALS		533,665,573
HEALTH CARE - 17.7%
Biotechnology - 0.6%
3SBio, Inc. sponsored ADR (a)	567,862	4,679,183
Celera Corp. (a)	400	3,052
Gilead Sciences, Inc. (a)	100	4,684
Grifols SA	1,380,339	24,376,777
Halozyme Therapeutics, Inc. (a)	100	697
Sangamo Biosciences, Inc. (a)(d)	197,488	975,591
Sino Biopharmaceutical Ltd.	5,333	915
Vanda Pharmaceuticals, Inc. (a)	287,333	3,381,909
		33,422,808
Health Care Equipment & Supplies - 4.7%
Abcam PLC	420,200	4,742,263
Angiodynamics, Inc. (a)	648	8,599
Becton, Dickinson & Co.	169,440	12,082,766
Boston Scientific Corp. (a)	1,728,749	17,529,515
Covidien PLC	525,800	19,685,952
DiaSorin S.p.A.	100	2,484
Edwards Lifesciences Corp. (a)	821,350	55,876,441
Electro-Optical Sciences, Inc. (a)(d)	581,609	4,530,734
HeartWare International, Inc. unit (a)	100	71
Home Diagnostics, Inc. (a)	100	614
Kinetic Concepts, Inc. (a)	3,247,825	88,503,231
Masimo Corp. (a)	410,983	9,908,800
Meridian Bioscience, Inc.	132,250	2,986,205
Mingyuan Medicare Development Co. Ltd.	145,000,000	16,090,530
Quidel Corp. (a)	422,433	6,150,624
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	4,780,000	12,273,965
Steris Corp.	963,510	25,128,341
ThermoGenesis Corp. (a)	351,638	221,532
Vascular Solutions, Inc. (a)(d)	79,168	619,094
		276,341,761
Health Care Providers & Services - 2.7%
Almost Family, Inc. (a)	100	2,611
Apollo Hospitals Enterprise Ltd.	100	1,200
Centene Corp. (a)	1,254,277	25,060,454
Genoptix, Inc. (a)	100	3,199
Henry Schein, Inc. (a)	167,400	8,026,830
HMS Holdings Corp. (a)	100	4,072
IPC The Hospitalist Co., Inc. (a)	392,191	10,467,578
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Laboratory Corp. of America Holdings (a)	681,125	$ 46,173,464
Medial Saude SA (a)	751,000	3,274,637
Message Co. Ltd. (d)	1,619	2,688,950
Quest Diagnostics, Inc.	595,600	33,609,708
Ramsay Health Care Ltd.	101	939
ResCare, Inc. (a)(e)	1,779,274	25,443,618
U.S. Physical Therapy, Inc. (a)	284,515	4,196,596
		158,953,856
Health Care Technology - 6.3%
Allscripts-Misys Healthcare Solutions, Inc. (d)	5,460,749	86,607,479
athenahealth, Inc. (a)	910,162	33,685,096
Cerner Corp. (a)(d)	3,086,613	192,265,124
Eclipsys Corp. (a)(d)	2,112,463	37,559,592
HLTH Corp. (a)	1,178,494	15,438,271
Omnicell, Inc. (a)	42	452
Quality Systems, Inc.	35,220	2,006,131
		367,562,145
Life Sciences Tools & Services - 1.9%
Bachem Holding AG (B Shares)	100	6,213
Bio-Rad Laboratories, Inc. Class A (a)	84,589	6,384,778
Clinical Data, Inc. (a)	150	1,653
Harvard Bioscience, Inc. (a)(e)	1,882,775	7,436,961
QIAGEN NV (a)	1,523,000	28,312,570
Thermo Fisher Scientific, Inc. (a)	1,694,180	69,071,719
		111,213,894
Pharmaceuticals - 1.5%
Ardea Biosciences, Inc. (a)	42,488	668,761
Aspen Pharmacare Holdings Ltd.	1,905,958	13,531,894
Boiron SA	55	1,794
Endo Pharmaceuticals Holdings, Inc. (a)	3,571,683	64,004,559
Hi-Tech Pharmacal Co., Inc. (a)	100	890
Novo Nordisk AS Series B sponsored ADR	100	5,446
Pfizer Ltd.	100	1,717
Piramal Healthcare Ltd.	1,940,000	12,653,675
Questcor Pharmaceuticals, Inc. (a)	100	500
		90,869,236
TOTAL HEALTH CARE		1,038,363,700
INDUSTRIALS - 5.6%
Air Freight & Logistics - 0.0%
Business Post Group PLC	200	922
FedEx Corp.	100	5,562
		6,484

	Shares	Value
Building Products - 0.2%
Asahi Glass Co. Ltd.	462,000	$ 3,716,718
Blue Star Ltd.	1,142,372	8,152,110
Universal Forest Products, Inc.	100	3,309
		11,872,137
Commercial Services & Supplies - 0.6%
Cintas Corp.	1,068,723	24,409,633
Copart, Inc. (a)	100	3,467
Fuel Tech, Inc. (a)(d)	613,451	5,950,475
R.R. Donnelley & Sons Co.	200,172	2,325,999
Spice PLC	528,783	639,397
Steelcase, Inc. Class A	100	582
Taiwan Secom Co.	2,000	3,086
The Brink's Co.	147,700	4,287,731
		37,620,370
Construction & Engineering - 0.1%
China Communications Construction Co. Ltd. (H Shares)	1,000	1,169
Insituform Technologies, Inc. Class A (a)	222,367	3,773,568
Midas Holdings Ltd.	1,000	542
Orascom Construction Industries SAE GDR	200	6,502
		3,781,781
Electrical Equipment - 1.1%
AstroPower, Inc. (a)	100	0
Cooper Industries Ltd. Class A	1,326,184	41,178,013
Fortune Electric Co. Ltd.	1,921,500	1,897,525
PowerSecure International, Inc. (a)	316,345	1,347,630
Q-Cells SE (a)(d)	1,092,600	22,222,555
Vestas Wind Systems AS (a)	200	14,336
		66,660,059
Industrial Conglomerates - 0.4%
Hutchison Whampoa Ltd. ADR	100	3,255
Max India Ltd. (a)	4,953,349	21,991,832
		21,995,087
Machinery - 1.9%
3D Systems Corp. (a)	100	721
AGCO Corp. (a)	3,499,247	101,723,110
Bell Equipment Ltd. (a)	30,078	27,303
Energy Recovery, Inc.	100	708
EVA Precision Industrial Holdings Ltd.	11,056,000	941,555
K-Tron International, Inc. (a)	62,700	4,995,936
KCI Konecranes Oyj	100	2,350
Komax Holding AG (Reg.)	100	5,173
Nippon Thompson Co. Ltd.	989,000	5,174,194
R. STAHL AG (d)	47,627	931,949
Spirax-Sarco Engineering PLC	100	1,388
Uzel Makina Sanayi AS (a)	456,690	115,584
		113,919,971
Professional Services - 1.0%
51job, Inc. sponsored ADR (a)	100	1,183
Hays PLC	7,622,098	10,752,617
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
IHS, Inc. Class A (a)	100	$ 4,987
JobStreet Corp. Bhd	2,617,600	848,951
Manpower, Inc.	316,435	13,397,858
Michael Page International PLC	4,281,645	16,782,207
Randstad Holdings NV (a)	586,000	16,205,379
SGS Societe Generale de Surveillance Holding SA (Reg.)	100	123,895
		58,117,077
Road & Rail - 0.3%
CSX Corp.	428,734	14,847,058
Guangshen Railway Co. Ltd. sponsored ADR	100	2,352
Old Dominion Freight Lines, Inc. (a)	100	3,357
		14,852,767
Trading Companies & Distributors - 0.0%
Richelieu Hardware Ltd.	100	1,500
TOTAL INDUSTRIALS		328,827,233
INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 2.1%
Airvana, Inc. (a)	100	637
BYD Electronic International Co. Ltd.	1,278,600	785,318
Comtech Telecommunications Corp. (a)	1,059,543	33,778,231
Juniper Networks, Inc. (a)	3,126,484	73,785,022
MIC Electronics Ltd.	1,883,689	1,443,833
Option NV (a)	360	949
Polycom, Inc. (a)	611,671	12,398,571
ZTE Corp. (H Shares)	236,600	821,242
		123,013,803
Computers & Peripherals - 1.2%
Acer, Inc.	1,000	1,738
ASUSTeK Computer, Inc.	2,186,820	2,835,013
Gemalto NV (a)	1,923,926	66,549,721
Lenovo Group Ltd.	2,000	751
Lenovo Group Ltd. ADR	10,700	80,464
Logitech International SA (a)	56	784
		69,468,471
Electronic Equipment & Components - 0.5%
Digital China Holdings Ltd. (H Shares)	1,434,000	999,187
Ingenico SA (d)	770,074	14,690,486
Ingenico SA	396,730	7,568,307
Inspur International Ltd.	5,000	858
L-1 Identity Solutions, Inc. (a)	100	774
Lumax International Corp. Ltd.	467,500	735,537
MTS Systems Corp.	309,990	6,401,294
RadiSys Corp. (a)	16,368	147,476
Trimble Navigation Ltd. (a)	700	13,741
		30,557,660

	Shares	Value
Internet Software & Services - 3.7%
Answers Corp. (a)	100	$ 806
Constant Contact, Inc. (a)	200	3,968
eBay, Inc. (a)	10,084,763	172,751,990
F@N Communications, Inc. (d)	325	472,310
GigaMedia Ltd. (a)	1,361,921	8,008,095
INFO Edge India Ltd.	7,084	91,921
LoopNet, Inc. (a)	694	5,379
Rediff.com India Ltd. sponsored ADR (a)	1,100	3,014
ValueClick, Inc. (a)	1,103,527	11,609,104
VeriSign, Inc. (a)	706,097	13,048,673
Vocus, Inc. (a)	100	1,976
Web.com, Inc. (a)	43	242
WebMD Health Corp. Class A (a)	262,088	7,841,673
		213,839,151
IT Services - 2.0%
Affiliated Computer Services, Inc. Class A (a)	1,838,115	81,649,068
CyberSource Corp. (a)	100	1,530
Datacash Group PLC	184,200	839,411
Paracon Holdings Ltd.	32,405	5,043
Perot Systems Corp. Class A (a)	2,162,573	30,989,671
SRA International, Inc. Class A (a)	229,100	4,022,996
WNS Holdings Ltd. sponsored ADR (a)	100	888
		117,508,607
Semiconductors & Semiconductor Equipment - 2.3%
Aixtron AG	624,600	7,674,868
Aixtron AG sponsored ADR	100	1,236
Cree, Inc. (a)	658	19,339
Disco Corp.	156,000	6,639,331
KLA-Tencor Corp.	100	2,525
Kontron AG	2,137,445	27,433,476
PMC-Sierra, Inc. (a)	5,998,030	47,744,319
Richtek Technology Corp.	1,269,845	7,980,006
Samco, Inc.	120	987
Silicon Laboratories, Inc. (a)	100	3,794
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	5,214,973	32,332,833
Varian Semiconductor Equipment Associates, Inc. (a)	100	2,399
Veeco Instruments, Inc. (a)	452,107	5,239,920
		135,075,033
Software - 7.0%
Autonomy Corp. PLC (a)	1,144,464	27,056,051
Citrix Systems, Inc. (a)	100	3,189
Concur Technologies, Inc. (a)	100	3,108
DemandTec, Inc. (a)	38,200	336,160
Electronic Arts, Inc. (a)	629,566	13,674,174
Epicor Software Corp. (a)	711,865	3,772,885
Financial Technologies India Ltd.	78	2,132
Kingdee International Software Group Co. Ltd.	15,696,000	2,713,924
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Longtop Financial Technologies Ltd. ADR (a)(d)	3,900,345	$ 95,792,473
Manhattan Associates, Inc. (a)	338,785	6,172,663
MICROS Systems, Inc. (a)	100	2,532
NetSuite, Inc. (a)	100	1,181
PROS Holdings, Inc. (a)	100	812
Salesforce.com, Inc. (a)	100	3,817
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(d)	3,536,934	184,946,279
Solera Holdings, Inc. (a)	582,353	14,791,766
Tata Elxsi Ltd.	100	294
Ubisoft Entertainment SA (a)	2,518,974	61,286,213
Yedang Online Corp. (a)	202,840	1,352,479
		411,912,132
TOTAL INFORMATION TECHNOLOGY		1,101,374,857
MATERIALS - 6.1%
Chemicals - 1.0%
Asian Paints India Ltd.	482	11,990
Calgon Carbon Corp. (a)	100	1,389
Ecolab, Inc.	100	3,899
FMC Corp.	436,907	20,665,701
Recticel SA	100	440
Sensient Technologies Corp.	1,586,468	35,806,583
		56,490,002
Construction Materials - 0.0%
CRH PLC	1	23
Containers & Packaging - 1.0%
Aptargroup, Inc.	100	3,377
Ball Corp.	1,233,736	55,715,518
		55,718,895
Metals & Mining - 4.1%
Africa Cellular Towers Ltd. (a)	290,317	40,659
Agnico-Eagle Mines Ltd. (Canada)	265,500	13,986,059
Barrick Gold Corp.	440,600	14,830,616
Centerra Gold, Inc. (a)	469,400	2,138,956
Eldorado Gold Corp. (a)	6,697,600	60,348,077
Franco-Nevada Corp.	39,900	959,164
Great Basin Gold Ltd. (a)	4,733,400	6,470,730
IAMGOLD Corp.	3,801,700	38,504,020

	Shares	Value
Inmet Mining Corp.	100	$ 3,669
Kinross Gold Corp.	868,600	15,832,104
Lihir Gold Ltd. (a)	3,500,494	8,320,027
Minefinders Corp. Ltd. (a)	1,317,300	9,128,568
Newcrest Mining Ltd.	2,396,379	58,907,566
Northgate Minerals Corp. (a)	12,600	26,758
Yamana Gold, Inc.	1,492,554	13,268,858
		242,765,831
Paper & Forest Products - 0.0%
Pope Resources, Inc. LP	100	2,261
TOTAL MATERIALS		354,977,012
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
LG Dacom Corp.	111,840	1,548,460
Verizon Communications, Inc.	3,030,143	93,116,294
		94,664,754
Wireless Telecommunication Services - 0.0%
Telemig Celular Participacoes SA sponsored ADR	61	3,094
TOTAL TELECOMMUNICATION SERVICES		94,667,848
UTILITIES - 0.4%
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. (a)	1,268,715	14,146,172
Multi-Utilities - 0.1%
Sempra Energy	128,900	6,397,307
Water Utilities - 0.0%
Cadiz, Inc. (a)	100	963
TOTAL UTILITIES		20,544,442
TOTAL COMMON STOCKS (Cost $5,362,140,437)		5,396,313,967
Investment Companies - 0.0%

Templeton Emerging Markets Income Fund (Cost $230,258)	23,300	267,717
Floating Rate Loans - 0.1%
Principal Amount
MATERIALS - 0.1%
Chemicals - 0.1%
Lyondell Chemical Co. term loan 8.6678% 12/15/09 (g)(h) (Cost $6,238,435)	$ 6,200,000	6,386,000
Money Market Funds - 17.3%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (b)	585,324,607	$ 585,324,607
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	431,395,617	431,395,617
TOTAL MONEY MARKET FUNDS (Cost $1,016,720,224)		1,016,720,224
TOTAL INVESTMENT PORTFOLIO - 109.5% (Cost $6,385,329,354)		6,419,687,908
NET OTHER ASSETS - (9.5)%		(559,006,939)
NET ASSETS - 100%		$ 5,860,680,969
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $252,745 or 0.0% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $2,066,031 and $2,128,012, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,049,440
Fidelity Securities Lending Cash Central Fund	4,696,100
Total	$ 5,745,540
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aeropostale, Inc.	$ 55,532,120	$ -	$ 69,046,625	$ -	$ -
Comtech Telecommunications Corp.	84,416,935	-	32,742,008	-	-
Formosa Epitaxy, Inc.	3,684,482	-	12,887,744	-	-
Fuel Systems Solutions, Inc.	40,714,128	13,520,719	7,606,771	-	31,162,962
Harvard Bioscience, Inc.	4,989,354	-	-	-	7,436,961
Hot Topic, Inc.	8,805,953	13,167,315	-	-	19,642,599
Netflix, Inc.	145,464,826	-	-	-	201,188,222
Newpark Resources, Inc.	20,431,785	5,182,888	-	-	21,293,322
ResCare, Inc.	10,919,555	14,911,285	-	-	25,443,618
Sally Beauty Holdings, Inc.	32,867,932	18,399,292	-	-	59,687,398
Sensient Technologies Corp.	34,605,439	22,228,560	21,128,038	637,223	-
Total	$ 442,432,509	$ 87,410,059	$ 143,411,186	$ 637,223	$ 365,855,082
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,091,787,132	$ 1,091,447,570	$ 339,562	$ -
Consumer Staples	457,952,931	457,952,931	-	-
Energy	374,153,239	374,153,239	-	-
Financials	533,665,573	527,646,838	6,018,735	-
Health Care	1,038,363,700	1,038,363,700	-	-
Industrials	328,827,233	328,711,649	-	115,584
Information Technology	1,101,374,857	1,101,374,857	-	-
Materials	354,977,012	354,977,012	-	-
Telecommunication Services	94,667,848	94,667,848	-	-
Utilities	20,544,442	20,544,442	-	-
Floating Rate Loans	6,386,000	-	6,386,000	-
Investment Companies	267,717	267,717	-	-
Money Market Funds	1,016,720,224	1,016,720,224	-	-
Total Investments in Securities	$ 6,419,687,908	$ 6,406,828,027	$ 12,744,297	$ 115,584

The following is a reconciliation of assets or liabilities for which level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 189,938
Total Realized Gain (Loss)	(1,767,642)
Total Unrealized Gain (Loss)	1,797,951
Cost of Purchases	-
Proceeds of Sales	(97,677)
Amortization/Accretion	-
Transfers in/out of Level 3	(6,986)
Ending Balance	$ 115,584
Total unrealized gain (loss) on investments held at June 30, 2009	$ (34)

The information used in the above reconciliation represents fiscal year to date activity for any Investment Security identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	74.8%
China	3.5%
Canada	3.0%
Cayman Islands	2.8%
Japan	2.5%
Netherlands	1.9%
India	1.5%
France	1.4%
Bermuda	1.3%
United Kingdom	1.3%
Australia	1.0%
Switzerland	1.0%
Germany	1.0%
Others (individually less than 1%)	3.0%
100.0%
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $603,016,473 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $546,563,416 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $412,244,393) - See accompanying schedule: Unaffiliated issuers (cost $5,044,867,182)	$ 5,037,112,602
Fidelity Central Funds (cost $1,016,720,224)	1,016,720,224
Other affiliated issuers (cost $323,741,948)	365,855,082
Total Investments (cost $6,385,329,354)		$ 6,419,687,908
Cash		47,770
Receivable for investments sold		17,037,770
Receivable for fund shares sold		2,788,188
Dividends receivable		4,086,338
Interest receivable		8,879
Distributions receivable from Fidelity Central Funds		1,010,054
Prepaid expenses		30,573
Other receivables		396,888
Total assets		6,445,094,368

Liabilities
Payable for investments purchased	$ 138,743,870
Payable for fund shares redeemed	6,491,651
Accrued management fee	2,766,723
Distribution fees payable	931,233
Other affiliated payables	444,908
Other payables and accrued expenses	3,639,397
Collateral on securities loaned, at value	431,395,617
Total liabilities		584,413,399

Net Assets		$ 5,860,680,969
Net Assets consist of:
Paid in capital		$ 7,508,708,779
Undistributed net investment income		13,654,307
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,692,648,656)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		30,966,539
Net Assets		$ 5,860,680,969

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($865,201,411 ÷ 41,028,287 shares)	$ 21.09

Service Class: Net Asset Value, offering price and redemption price per share ($606,917,891 ÷ 28,943,214 shares)	$ 20.97

Service Class 2: Net Asset Value, offering price and redemption price per share ($4,202,307,696 ÷ 202,882,320 shares)	$ 20.71

Investor Class: Net Asset Value, offering price and redemption price per share ($186,253,971 ÷ 8,859,613 shares)	$ 21.02

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends (including $637,223 earned from other affiliated issuers)		$ 30,262,040
Interest		960,986
Income from Fidelity Central Funds (including $4,696,100 from security lending)		5,745,540
Total income		36,968,566

Expenses
Management fee	$ 14,830,321
Transfer agent fees	2,313,171
Distribution fees	4,952,282
Accounting and security lending fees	636,223
Custodian fees and expenses	231,094
Independent trustees' compensation	20,604
Registration fees	6,138
Audit	49,967
Legal	4,722
Miscellaneous	233,968
Total expenses before reductions	23,278,490
Expense reductions	(67,328)	23,211,162
Net investment income (loss)		13,757,404
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $5,476)	(471,084,490)
Other affiliated issuers	12,183,927
Foreign currency transactions	(180,306)
Total net realized gain (loss)		(459,080,869)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $3,397,722)	1,162,837,225
Assets and liabilities in foreign currencies	37,566
Total change in net unrealized appreciation (depreciation)		1,162,874,791
Net gain (loss)		703,793,922
Net increase (decrease) in net assets resulting from operations		$ 717,551,326

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,757,404	$ 26,822,190
Net realized gain (loss)	(459,080,869)	(1,220,793,087)
Change in net unrealized appreciation (depreciation)	1,162,874,791	(2,282,704,994)
Net increase (decrease) in net assets resulting from operations	717,551,326	(3,476,675,891)
Distributions to shareholders from net investment income	(3,452,582)	(21,746,451)
Distributions to shareholders from net realized gain	-	(1,220,206,564)
Total distributions	(3,452,582)	(1,241,953,015)
Share transactions - net increase (decrease)	(121,347,612)	1,119,979,992
Total increase (decrease) in net assets	592,751,132	(3,598,648,914)

Net Assets
Beginning of period	5,267,929,837	8,866,578,751
End of period (including undistributed net investment income of $13,654,307 and undistributed net investment income of $3,349,485, respectively)	$ 5,860,680,969	$ 5,267,929,837

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 18.43	$ 36.16	$ 34.77	$ 35.11	$ 30.18	$ 24.16
Income from Investment Operations
Net investment income (loss) E	.07	.14	.21	.19	.16 H	.01
Net realized and unrealized gain (loss)	2.60	(12.75)	4.80	3.93	5.28	6.01
Total from investment operations	2.67	(12.61)	5.01	4.12	5.44	6.02
Distributions from net investment income	(.01)	(.13)	(.33)	(.13)	-	-
Distributions from net realized gain	-	(4.99)	(3.29)	(4.33)	(.51)	-
Total distributions	(.01)	(5.12)	(3.62)	(4.46)	(.51)	-
Net asset value, end of period	$ 21.09	$ 18.43	$ 36.16	$ 34.77	$ 35.11	$ 30.18
Total Return B, C, D	14.51%	(39.44)%	15.63%	12.70%	18.30%	24.92%
Ratios to Average Net Assets F, I
Expenses before reductions	.70% A	.68%	.67%	.68%	.69%	.71%
Expenses net of fee waivers, if any	.70%A	.68%	.67%	.68%	.69%	.71%
Expenses net of all reductions	.69%A	.67%	.66%	.66%	.64%	.68%
Net investment income (loss)	.71%A	.55%	.59%	.58%	.50% H	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 865,201	$ 809,243	$ 1,532,407	$ 1,352,385	$ 1,276,302	$ 979,533
Portfolio turnover rate G	90%A	145%	113%	149%	107%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .36%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 18.33	$ 35.98	$ 34.59	$ 34.95	$ 30.07	$ 24.10
Income from Investment Operations
Net investment income (loss) E	.06	.12	.17	.16	.12 H	(.02)
Net realized and unrealized gain (loss)	2.59	(12.68)	4.77	3.91	5.27	5.99
Total from investment operations	2.65	(12.56)	4.94	4.07	5.39	5.97
Distributions from net investment income	(.01)	(.10)	(.26)	(.10)	-	-
Distributions from net realized gain	-	(4.99)	(3.29)	(4.33)	(.51)	-
Total distributions	(.01)	(5.09)	(3.55)	(4.43)	(.51)	-
Net asset value, end of period	$ 20.97	$ 18.33	$ 35.98	$ 34.59	$ 34.95	$ 30.07
Total Return B, C, D	14.48%	(39.51)%	15.49%	12.59%	18.20%	24.77%
Ratios to Average Net Assets F, I
Expenses before reductions	.80% A	.78%	.76%	.78%	.79%	.81%
Expenses net of fee waivers, if any	.80%A	.78%	.76%	.78%	.79%	.81%
Expenses net of all reductions	.79%A	.77%	.75%	.76%	.74%	.78%
Net investment income (loss)	.62%A	.45%	.49%	.48%	.40% H	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 606,918	$ 573,499	$ 1,138,873	$ 1,091,396	$ 990,561	$ 819,412
Portfolio turnover rate G	90%A	145%	113%	149%	107%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .26%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 18.12	$ 35.63	$ 34.25	$ 34.67	$ 29.88	$ 23.98
Income from Investment Operations
Net investment income (loss) E	.04	.08	.12	.11	.08 H	(.06)
Net realized and unrealized gain (loss)	2.56	(12.53)	4.73	3.87	5.22	5.96
Total from investment operations	2.60	(12.45)	4.85	3.98	5.30	5.90
Distributions from net investment income	(.01)	(.07)	(.18)	(.07)	-	-
Distributions from net realized gain	-	(4.99)	(3.29)	(4.33)	(.51)	-
Total distributions	(.01)	(5.06)	(3.47)	(4.40)	(.51)	-
Net asset value, end of period	$ 20.71	$ 18.12	$ 35.63	$ 34.25	$ 34.67	$ 29.88
Total Return B, C, D	14.37%	(39.61)%	15.34%	12.40%	18.02%	24.60%
Ratios to Average Net Assets F, I
Expenses before reductions	.94% A	.93%	.91%	.93%	.94%	.96%
Expenses net of fee waivers, if any	.94%A	.93%	.91%	.93%	.94%	.96%
Expenses net of all reductions	.94%A	.92%	.90%	.91%	.89%	.93%
Net investment income (loss)	.47%A	.30%	.34%	.33%	.26% H	(.22)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,202,308	$ 3,721,868	$ 5,939,927	$ 4,701,583	$ 3,542,952	$ 2,201,298
Portfolio turnover rate G	90%A	145%	113%	149%	107%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .11%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 I

Selected Per-Share Data
Net asset value, beginning of period	$ 18.38	$ 36.07	$ 34.69	$ 35.08	$ 31.81
Income from Investment Operations
Net investment income (loss) E	.06	.12	.17	.15	.07 H
Net realized and unrealized gain (loss)	2.59	(12.71)	4.78	3.93	3.20
Total from investment operations	2.65	(12.59)	4.95	4.08	3.27
Distributions from net investment income	(.01)	(.11)	(.28)	(.14)	-
Distributions from net realized gain	-	(4.99)	(3.29)	(4.33)	-
Total distributions	(.01)	(5.10)	(3.57)	(4.47)	-
Net asset value, end of period	$ 21.02	$ 18.38	$ 36.07	$ 34.69	$ 35.08
Total Return B, C, D	14.44%	(39.50)%	15.46%	12.59%	10.28%
Ratios to Average Net Assets F, J
Expenses before reductions	.80% A	.77%	.78%	.80%	.86%A
Expenses net of fee waivers, if any	.80%A	.77%	.78%	.80%	.86%A
Expenses net of all reductions	.80%A	.76%	.77%	.78%	.80%A
Net investment income (loss)	.61%A	.46%	.47%	.45%	.45%A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 186,254	$ 163,319	$ 255,371	$ 163,646	$ 50,760
Portfolio turnover rate G	90%A	145%	113%	149%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .17%. I For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Mid Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares,
Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 10, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments,as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 790,660,517
Unrealized depreciation	(805,805,888)
Net unrealized appreciation (depreciation)	$ (15,145,371)
Cost for federal income tax purposes	$ 6,434,833,279

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,225,277,148 and $2,597,411,244, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 278,591
Service Class 2	4,673,691
$ 4,952,282

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 339,730
Service Class	237,683
Service Class 2	1,578,647
Investor Class	157,111
$ 2,313,171

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $12,566 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15,544 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $66,305 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,023.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ 521,506	$ 5,464,109
Service Class	368,168	3,078,295
Service Class 2	2,456,785	12,335,314
Investor Class	106,123	868,733
Total	$ 3,452,582	$ 21,746,451
From net realized gain
Initial Class	$ -	$ 206,531,480
Service Class	-	153,533,231
Service Class 2	-	825,115,604
Investor Class	-	35,026,249
Total	$ -	$ 1,220,206,564

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	4,211,076	6,860,401	$ 79,920,280	$ 173,479,709
Reinvestment of distributions	29,397	7,762,568	521,506	211,995,589
Shares redeemed	(7,130,573)	(13,087,697)	(130,502,908)	(310,728,896)
Net increase (decrease)	(2,890,100)	1,535,272	$ (50,061,122)	$ 74,746,402
Service Class
Shares sold	1,218,005	2,527,386	$ 23,069,089	$ 63,369,313
Reinvestment of distributions	20,859	5,749,302	368,168	156,611,526
Shares redeemed	(3,580,431)	(8,641,709)	(64,701,131)	(222,601,125)
Net increase (decrease)	(2,341,567)	(365,021)	$ (41,263,874)	$ (2,620,286)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Service Class 2
Shares sold	13,787,649	34,184,754	$ 259,255,872	$ 818,444,462
Reinvestment of distributions	140,871	31,025,325	2,456,785	837,450,918
Shares redeemed	(16,433,284)	(26,541,656)	(292,705,289)	(666,646,681)
Net increase (decrease)	(2,504,764)	38,668,423	$ (30,992,632)	$ 989,248,699
Investor Class
Shares sold	604,844	2,706,779	$ 11,896,281	$ 73,907,310
Reinvestment of distributions	5,996	1,317,060	106,123	35,894,982
Shares redeemed	(637,358)	(2,217,377)	(11,032,388)	(51,197,115)
Net increase (decrease)	(26,518)	1,806,462	$ 970,016	$ 58,605,177

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, one unaffiliated shareholder was the owner of record of 29% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPMID-SANN-0809
1.723369.110

Fidelity® Variable Insurance Products:
Value Strategies Portfolio

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Initial Class	.77%
Actual		$ 1,000.00	$ 1,187.10	$ 4.18
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Service Class	.86%
Actual		$ 1,000.00	$ 1,185.50	$ 4.66
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31
Service Class 2	1.01%
Actual		$ 1,000.00	$ 1,186.00	$ 5.47
HypotheticalA		$ 1,000.00	$ 1,019.79	$ 5.06
Investor Class	.88%
Actual		$ 1,000.00	$ 1,185.90	$ 4.77
HypotheticalA		$ 1,000.00	$ 1,020.43	$ 4.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	1.2	0.0
Everest Re Group Ltd.	1.2	1.2
JPMorgan Chase & Co.	1.1	0.9
PNC Financial Services Group, Inc.	1.1	0.0
ON Semiconductor Corp.	1.1	0.7
Celanese Corp. Class A	1.0	0.6
Bank of America Corp.	1.0	0.5
AES Corp.	1.0	0.4
Denbury Resources, Inc.	1.0	0.9
GeoEye, Inc.	1.0	1.3
	10.7
Top Five Market Sectors as of June 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.7	22.5
Consumer Discretionary	19.5	18.1
Information Technology	14.1	14.4
Industrials	12.8	17.0
Health Care	8.6	7.3
Asset Allocation (% of fund's net assets)
As of June 30, 2009*		As of December 31, 2008**
	Stocks 100.2%		Stocks 99.2%
	Bonds 0.1%		Bonds 0.2%
	Short-Term Investments and Net Other Assets† (0.3)%		Short-Term Investments and Net Other Assets 0.6%
* Foreign investments	13.8%	** Foreign investments	16.1%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 19.3%
Auto Components - 2.5%
Autoliv, Inc.	42,500	$ 1,222,725
BorgWarner, Inc.	23,800	812,770
Johnson Controls, Inc.	85,900	1,865,748
The Goodyear Tire & Rubber Co. (a)	161,320	1,816,463
		5,717,706
Automobiles - 0.4%
Harley-Davidson, Inc.	18,500	299,885
Renault SA (a)	14,500	532,276
		832,161
Diversified Consumer Services - 1.3%
H&R Block, Inc.	102,200	1,760,906
Princeton Review, Inc. (a)	72,285	391,062
Regis Corp.	43,568	758,519
		2,910,487
Hotels, Restaurants & Leisure - 2.3%
Burger King Holdings, Inc.	25,750	444,703
McCormick & Schmick's Seafood Restaurants (a)	56,100	426,921
Starwood Hotels & Resorts Worldwide, Inc.	47,113	1,045,909
Vail Resorts, Inc. (a)	25,194	675,703
WMS Industries, Inc. (a)(d)	47,600	1,499,876
Wyndham Worldwide Corp.	96,000	1,163,520
		5,256,632
Household Durables - 4.8%
Black & Decker Corp.	22,000	630,520
Centex Corp.	132,400	1,120,104
Ethan Allen Interiors, Inc.	43,970	455,529
Furniture Brands International, Inc.	41,000	124,230
Harman International Industries, Inc.	44,400	834,720
KB Home	16,700	228,456
Lennar Corp. Class A	33,800	327,522
Mohawk Industries, Inc. (a)	36,600	1,305,888
Newell Rubbermaid, Inc.	130,000	1,353,300
Pulte Homes, Inc.	106,500	940,395
Stanley Furniture Co., Inc.	40,100	432,679
The Stanley Works	39,900	1,350,216
Whirlpool Corp.	39,875	1,697,080
		10,800,639
Internet & Catalog Retail - 0.1%
Liberty Media Corp. Interactive Series A (a)	53,400	267,534
Leisure Equipment & Products - 0.1%
Brunswick Corp.	71,700	309,744
Media - 2.6%
Cablevision Systems Corp. - NY Group Class A	65,329	1,268,036
DISH Network Corp. Class A (a)	60,815	985,811

	Shares	Value
Grupo Televisa SA de CV (CPO) sponsored ADR	23,100	$ 392,700
Liberty Media Corp. Capital Series A (a)	45,300	614,268
McGraw-Hill Companies, Inc.	36,600	1,102,026
Time Warner Cable, Inc.	15,600	494,052
Virgin Media, Inc.	112,100	1,048,135
		5,905,028
Multiline Retail - 0.1%
Macy's, Inc.	23,400	275,184
Specialty Retail - 4.5%
Advance Auto Parts, Inc.	24,400	1,012,356
Asbury Automotive Group, Inc.	157,059	1,608,284
Dick's Sporting Goods, Inc. (a)	32,600	560,720
Gamestop Corp. Class A (a)	14,800	325,748
Group 1 Automotive, Inc. (d)	12,624	328,476
Jos. A. Bank Clothiers, Inc. (a)	20,342	700,985
Lowe's Companies, Inc.	46,700	906,447
Lumber Liquidators, Inc. (a)(d)	69,296	1,092,105
MarineMax, Inc. (a)	44,500	153,080
OfficeMax, Inc.	157,983	992,133
Pacific Sunwear of California, Inc. (a)	56,400	190,068
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	141,634	1,439,001
Staples, Inc.	48,400	976,228
		10,285,631
Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc. (a)	85,700	1,286,357
Heelys, Inc.	44,955	89,460
		1,375,817
TOTAL CONSUMER DISCRETIONARY		43,936,563
CONSUMER STAPLES - 4.0%
Beverages - 0.0%
Heckmann Corp. (a)	3,500	13,125
Food & Staples Retailing - 0.6%
CVS Caremark Corp.	19,900	634,213
Winn-Dixie Stores, Inc. (a)	55,970	701,864
		1,336,077
Food Products - 2.7%
Corn Products International, Inc.	64,600	1,730,634
Marine Harvest ASA (a)	3,006,000	2,018,892
Nestle SA sponsored ADR	6,500	244,530
Ralcorp Holdings, Inc. (a)	23,600	1,437,712
Smithfield Foods, Inc. (a)	48,300	674,751
		6,106,519
Personal Products - 0.4%
Avon Products, Inc.	23,100	595,518
Estee Lauder Companies, Inc. Class A	6,500	212,355
		807,873
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.3%
Lorillard, Inc.	11,200	$ 759,024
TOTAL CONSUMER STAPLES		9,022,618
ENERGY - 5.9%
Energy Equipment & Services - 1.5%
Helix Energy Solutions Group, Inc. (a)	48,400	526,108
Helmerich & Payne, Inc.	20,600	635,922
National Oilwell Varco, Inc. (a)	17,169	560,740
Weatherford International Ltd. (a)	82,800	1,619,568
		3,342,338
Oil, Gas & Consumable Fuels - 4.4%
Berry Petroleum Co. Class A	22,900	425,711
Canadian Natural Resources Ltd.	15,200	799,663
Concho Resources, Inc. (a)	20,828	597,555
Denbury Resources, Inc. (a)	152,642	2,248,417
El Paso Corp.	126,800	1,170,364
EXCO Resources, Inc. (a)	43,400	560,728
Marathon Oil Corp.	9,300	280,209
Petrohawk Energy Corp. (a)	74,670	1,665,141
Plains Exploration & Production Co. (a)	30,900	845,424
Quicksilver Resources, Inc. (a)(d)	54,300	504,447
Range Resources Corp.	5,400	223,614
Southwestern Energy Co. (a)	9,300	361,305
Venoco, Inc. (a)	46,200	354,354
		10,036,932
TOTAL ENERGY		13,379,270
FINANCIALS - 21.6%
Capital Markets - 2.3%
Ameriprise Financial, Inc.	35,200	854,304
Deutsche Bank AG (NY Shares)	10,100	616,100
EFG International	51,026	551,874
Fortress Investment Group LLC (d)	80,500	275,310
Janus Capital Group, Inc.	18,900	215,460
Lazard Ltd. Class A	21,208	570,919
Morgan Stanley	44,200	1,260,142
State Street Corp.	17,400	821,280
		5,165,389
Commercial Banks - 5.2%
Associated Banc-Corp.	68,100	851,250
CapitalSource, Inc.	285,472	1,393,103
China Citic Bank Corp. Ltd. Class H	641,000	416,035
Comerica, Inc.	30,400	642,960
Fifth Third Bancorp	38,858	275,892
Huntington Bancshares, Inc.	208,400	871,112
KeyCorp	69,100	362,084
Marshall & Ilsley Corp.	39,000	187,200

	Shares	Value
PNC Financial Services Group, Inc.	63,900	$ 2,479,959
Sumitomo Mitsui Financial Group, Inc.	10,400	424,269
SunTrust Banks, Inc.	25,600	421,120
U.S. Bancorp, Delaware	37,600	673,792
Wells Fargo & Co.	118,779	2,881,578
		11,880,354
Consumer Finance - 1.1%
Capital One Financial Corp.	88,000	1,925,440
Discover Financial Services	56,966	585,041
		2,510,481
Diversified Financial Services - 2.4%
Bank of America Corp.	173,800	2,294,160
CIT Group, Inc. (d)	129,100	277,565
JPMorgan Chase & Co.	74,300	2,534,373
PHH Corp. (a)	13,900	252,702
		5,358,800
Insurance - 7.0%
ACE Ltd.	39,400	1,742,662
Allied World Assurance Co. Holdings Ltd.	24,000	979,920
Assurant, Inc.	29,100	701,019
Axis Capital Holdings Ltd.	31,600	827,288
CNA Financial Corp.	52,900	818,363
Everest Re Group Ltd.	39,700	2,841,329
Genworth Financial, Inc. Class A (non-vtg.)	99,900	698,301
Lincoln National Corp.	72,000	1,239,120
Loews Corp.	5,800	158,920
MetLife, Inc.	17,900	537,179
Principal Financial Group, Inc.	19,500	367,380
Protective Life Corp.	18,600	212,784
Reinsurance Group of America, Inc.	16,700	582,997
Unum Group	54,100	858,026
Validus Holdings Ltd.	88,258	1,939,911
W.R. Berkley Corp.	28,200	605,454
XL Capital Ltd. Class A	75,488	865,092
		15,975,745
Real Estate Investment Trusts - 2.2%
Alexandria Real Estate Equities, Inc. (d)	41,399	1,481,670
Brandywine Realty Trust (SBI)	30,900	230,205
CBL & Associates Properties, Inc.	83,919	452,323
Developers Diversified Realty Corp.	71,728	350,033
Duke Realty LP	138,843	1,217,653
ProLogis Trust	78,600	633,516
SL Green Realty Corp.	11,800	270,692
The Macerich Co.	12,772	224,915
U-Store-It Trust	51,427	251,992
		5,112,999
Real Estate Management & Development - 1.4%
CB Richard Ellis Group, Inc. Class A (a)	191,029	1,788,031
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Forestar Group, Inc. (a)	60,028	$ 713,133
Jones Lang LaSalle, Inc.	18,900	618,597
		3,119,761
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp.	25,600	112,640
TOTAL FINANCIALS		49,236,169
HEALTH CARE - 8.6%
Biotechnology - 0.3%
GTx, Inc. (a)(d)	54,727	505,130
Health Care Equipment & Supplies - 2.8%
C.R. Bard, Inc.	21,500	1,600,675
Cooper Companies, Inc.	24,900	615,777
Covidien PLC	52,950	1,982,448
DENTSPLY International, Inc.	45,581	1,391,132
Orthofix International NV (a)	32,600	815,326
		6,405,358
Health Care Providers & Services - 2.3%
Brookdale Senior Living, Inc.	65,917	642,032
Capital Senior Living Corp. (a)	115,225	524,274
Emeritus Corp. (a)(d)	146,215	1,931,500
Henry Schein, Inc. (a)	42,842	2,054,274
VCA Antech, Inc. (a)	1,215	32,441
		5,184,521
Life Sciences Tools & Services - 1.7%
AMAG Pharmaceuticals, Inc. (a)	21,400	1,169,938
Bruker BioSciences Corp. (a)	28,900	267,614
Life Technologies Corp. (a)	28,800	1,201,536
PerkinElmer, Inc.	15,900	276,660
Thermo Fisher Scientific, Inc. (a)	24,400	994,788
		3,910,536
Pharmaceuticals - 1.5%
Allergan, Inc.	20,800	989,664
Ardea Biosciences, Inc. (a)	400	6,296
Cadence Pharmaceuticals, Inc. (a)	42,924	428,811
King Pharmaceuticals, Inc. (a)	35,100	338,013
Perrigo Co.	1,000	27,780
Teva Pharmaceutical Industries Ltd. sponsored ADR	14,700	725,298
XenoPort, Inc. (a)	39,900	924,483
		3,440,345
TOTAL HEALTH CARE		19,445,890

	Shares	Value
INDUSTRIALS - 12.7%
Aerospace & Defense - 0.3%
Heico Corp. Class A	400	$ 11,704
Stanley, Inc. (a)	18,500	608,280
		619,984
Building Products - 1.3%
Masco Corp.	155,400	1,488,732
Owens Corning (a)	105,689	1,350,705
		2,839,437
Commercial Services & Supplies - 2.9%
Cenveo, Inc. (a)	97,954	414,345
Clean Harbors, Inc. (a)	5,034	271,786
Consolidated Graphics, Inc. (a)	33,930	591,061
GeoEye, Inc. (a)(d)	94,300	2,221,708
R.R. Donnelley & Sons Co.	114,400	1,329,328
Republic Services, Inc.	71,220	1,738,480
		6,566,708
Construction & Engineering - 1.1%
MYR Group, Inc. (a)(e)	63,900	1,292,058
MYR Group, Inc. (a)	64,500	1,304,190
		2,596,248
Electrical Equipment - 0.9%
AMETEK, Inc.	13,600	470,288
Energy Conversion Devices, Inc. (a)(d)	23,000	325,450
Renewable Energy Corp. AS (a)	21,800	169,121
Renewable Energy Corp. AS rights 7/13/09 (a)	7,517	26,879
Sunpower Corp.:
Class A (a)	6,400	170,496
Class B (a)	40,800	977,160
		2,139,394
Industrial Conglomerates - 0.3%
Rheinmetall AG	2,600	112,511
Textron, Inc.	59,413	573,930
		686,441
Machinery - 2.5%
Altra Holdings, Inc. (a)	32,300	241,927
Blount International, Inc. (a)	68,300	588,063
Cummins, Inc.	46,400	1,633,744
Deere & Co.	22,250	888,888
Navistar International Corp. (a)	36,400	1,587,040
PACCAR, Inc.	5,900	191,809
Vallourec SA (d)	4,300	521,915
		5,653,386
Marine - 0.3%
Ultrapetrol (Bahamas) Ltd. (a)	148,247	656,734
Professional Services - 1.1%
CoStar Group, Inc. (a)	588	23,444
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Experian PLC	155,270	$ 1,160,347
Monster Worldwide, Inc. (a)(d)	112,600	1,329,806
		2,513,597
Road & Rail - 2.0%
Con-way, Inc.	53,600	1,892,616
Ryder System, Inc.	62,900	1,756,168
Saia, Inc. (a)	39,600	713,196
Union Pacific Corp.	4,300	223,858
		4,585,838
Transportation Infrastructure - 0.0%
Aegean Marine Petroleum Network, Inc.	5,800	87,580
TOTAL INDUSTRIALS		28,945,347
INFORMATION TECHNOLOGY - 14.1%
Communications Equipment - 1.0%
Comverse Technology, Inc. (a)	96,000	820,800
Juniper Networks, Inc. (a)	59,500	1,404,200
		2,225,000
Computers & Peripherals - 0.4%
NCR Corp. (a)	43,700	516,971
Seagate Technology	40,200	420,492
		937,463
Electronic Equipment & Components - 3.7%
Agilent Technologies, Inc. (a)	85,700	1,740,567
Arrow Electronics, Inc. (a)	52,000	1,104,480
Avnet, Inc. (a)	64,950	1,365,899
Bell Microproducts, Inc. (a)	246,115	283,032
Digital China Holdings Ltd. (H Shares)	63,000	43,897
Ingram Micro, Inc. Class A (a)	68,300	1,195,250
Itron, Inc. (a)	17,630	970,884
Tyco Electronics Ltd.	93,550	1,739,095
		8,443,104
Internet Software & Services - 1.1%
Dice Holdings, Inc. (a)	155,926	725,056
Move, Inc. (a)	619,150	1,337,364
VeriSign, Inc. (a)	17,465	322,753
		2,385,173
IT Services - 1.5%
Affiliated Computer Services, Inc. Class A (a)	13,500	599,670
infoGROUP, Inc. (a)	67,701	386,573
Metavante Technologies, Inc. (a)	48,800	1,261,968
Perot Systems Corp. Class A (a)	55,988	802,308
SRA International, Inc. Class A (a)	18,800	330,128
		3,380,647
Office Electronics - 0.5%
Xerox Corp.	167,552	1,085,737

	Shares	Value
Semiconductors & Semiconductor Equipment - 3.7%
ASML Holding NV (NY Shares)	56,409	$ 1,221,255
Atmel Corp. (a)	179,300	668,789
Globe Specialty Metals, Inc. (Reg. S) (a)	101,055	707,385
International Rectifier Corp. (a)	16,900	250,289
KLA-Tencor Corp.	41,900	1,057,975
Lam Research Corp. (a)	59,600	1,549,600
LTX-Credence Corp. (a)	169,015	79,437
ON Semiconductor Corp. (a)	351,791	2,413,286
Verigy Ltd. (a)	47,073	572,878
		8,520,894
Software - 2.2%
ANSYS, Inc. (a)	23,000	716,680
Ariba, Inc. (a)	38,332	377,187
BMC Software, Inc. (a)	34,500	1,165,755
Electronic Arts, Inc. (a)	16,400	356,208
Epicor Software Corp. (a)	61,529	326,104
Gameloft (a)	275,843	1,025,351
Intuit, Inc. (a)	1,600	45,056
Mentor Graphics Corp. (a)	35,076	191,866
Misys PLC	302,221	857,668
		5,061,875
TOTAL INFORMATION TECHNOLOGY		32,039,893
MATERIALS - 8.2%
Chemicals - 5.2%
Albemarle Corp.	50,100	1,281,057
Ashland, Inc.	33,300	934,065
Calgon Carbon Corp. (a)	30,300	420,867
Celanese Corp. Class A	97,122	2,306,648
Dow Chemical Co.	64,200	1,036,188
H.B. Fuller Co.	58,700	1,101,799
OMNOVA Solutions, Inc. (a)	32,377	105,549
Rockwood Holdings, Inc. (a)	54,299	794,937
Solutia, Inc. (a)	198,564	1,143,729
Terra Industries, Inc.	49,864	1,207,706
W.R. Grace & Co. (a)	129,436	1,601,123
		11,933,668
Construction Materials - 0.1%
Vulcan Materials Co.	2,800	120,680
Containers & Packaging - 1.5%
Ball Corp.	20,000	903,200
Owens-Illinois, Inc. (a)	42,100	1,179,221
Sealed Air Corp.	17,700	326,565
Temple-Inland, Inc.	71,500	938,080
		3,347,066
Metals & Mining - 1.0%
Agnico-Eagle Mines Ltd. (Canada)	25,200	1,327,490
Gulf Resources, Inc. (a)	78,650	45,617
Newcrest Mining Ltd.	36,377	894,216
		2,267,323
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.4%
Weyerhaeuser Co.	31,400	$ 955,502
TOTAL MATERIALS		18,624,239
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.6%
Global Crossing Ltd. (a)	149,665	1,373,925
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	107,500	517,075
TOTAL TELECOMMUNICATION SERVICES		1,891,000
UTILITIES - 4.7%
Electric Utilities - 2.6%
Allegheny Energy, Inc.	46,573	1,194,597
American Electric Power Co., Inc.	29,500	852,255
Entergy Corp.	26,100	2,023,272
Exelon Corp.	7,500	384,075
FirstEnergy Corp.	36,100	1,398,875
		5,853,074
Gas Utilities - 0.0%
Xinao Gas Holdings Ltd.	16,000	27,335
Independent Power Producers & Energy Traders - 1.7%
AES Corp.	197,392	2,291,721
Constellation Energy Group, Inc.	30,200	802,716
NRG Energy, Inc. (a)	33,276	863,845
		3,958,282
Multi-Utilities - 0.4%
Sempra Energy	19,100	947,933
TOTAL UTILITIES		10,786,624
TOTAL COMMON STOCKS (Cost $270,852,679)		227,307,613
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SandRidge Energy, Inc. 8.50% (a)(e)	900	108,810
FINANCIALS - 0.1%
Commercial Banks - 0.0%
UCBH Holdings, Inc. Series B, 8.50%	117	34,810

	Shares	Value
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	5,300	$ 91,410
TOTAL FINANCIALS		126,220
TOTAL CONVERTIBLE PREFERRED STOCKS		235,030
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Fiat SpA (a)	76,300	470,647
TOTAL PREFERRED STOCKS (Cost $983,900)		705,677
Corporate Bonds - 0.1%
	Principal Amount
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
BorgWarner, Inc. 3.5% 4/15/12	$ 90,000	114,300
Nonconvertible Bonds - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OPTI Canada, Inc.:
7.875% 12/15/14	10,000	6,500
8.25% 12/15/14	5,000	3,275
		9,775
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 8/1/10	180,000	172,912
TOTAL NONCONVERTIBLE BONDS		182,687
TOTAL CORPORATE BONDS (Cost $245,278)		296,987
Money Market Funds - 3.1%
	Shares	Value
Fidelity Cash Central Fund, 0.40% (b)	302,263	$ 302,263
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	6,801,020	6,801,020
TOTAL MONEY MARKET FUNDS (Cost $7,103,283)		7,103,283
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $279,185,140)	235,413,560
NET OTHER ASSETS - (3.4)%	(7,763,692)
NET ASSETS - 100%	$ 227,649,868
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 1,400,868 or 0.6% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,572
Fidelity Securities Lending Cash Central Fund	76,219
Total	$ 78,791
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 44,407,210	$ 44,407,210	$ -	$ -
Consumer Staples	9,022,618	9,022,618	-	-
Energy	13,488,080	13,379,270	108,810	-
Financials	49,362,389	49,236,169	126,220	-
Health Care	19,445,890	19,445,890	-	-
Industrials	28,945,347	28,945,347	-	-
Information Technology	32,039,893	32,039,893	-	-
Materials	18,624,239	18,624,239	-	-
Telecommunication Services	1,891,000	1,891,000	-	-
Utilities	10,786,624	10,786,624	-	-
Corporate Bonds	296,987	-	296,987	-
Money Market Funds	7,103,283	7,103,283	-	-
Total Investments in Securities:	$ 235,413,560	$ 234,881,543	$ 532,017	$ -
The following is a reconciliation of Investments in Securities for which level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 190,937
Total Realized Gain (Loss)	(319,266)
Total Unrealized Gain (Loss)	295,746
Cost of Purchases	425,890
Proceeds of Sales	(169,038)
Amortization/Accretion	-
Transfer in/out of Level 3	(424,269)
Ending Balance	$ -
Total unrealized gain (loss) on investments held at June 30, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.2%
Bermuda	4.4%
Switzerland	1.8%
Norway	1.0%
Others (individually less than 1%)	6.6%
100.0%
Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $78,241,293 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $20,327,166 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,584,650) - See accompanying schedule: Unaffiliated issuers (cost $272,081,857)	$ 228,310,277
Fidelity Central Funds (cost $7,103,283)	7,103,283
Total Investments (cost $279,185,140)		$ 235,413,560
Cash		18,829
Foreign currency held at value (cost $164)		166
Receivable for investments sold		4,006,876
Receivable for fund shares sold		212,122
Dividends receivable		267,574
Interest receivable		4,100
Distributions receivable from Fidelity Central Funds		5,883
Prepaid expenses		1,173
Total assets		239,930,283

Liabilities
Payable for investments purchased	$ 3,836,147
Payable for fund shares redeemed	1,432,678
Accrued management fee	108,465
Distribution fees payable	23,799
Other affiliated payables	22,893
Other payables and accrued expenses	55,413
Collateral on securities loaned, at value	6,801,020
Total liabilities		12,280,415

Net Assets		$ 227,649,868
Net Assets consist of:
Paid in capital		$ 429,343,092
Undistributed net investment income		330,450
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(158,251,578)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(43,772,096)
Net Assets		$ 227,649,868

Statement of Assets and Liabilities - continued

June 30, 2009 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($61,485,275 ÷ 10,518,446 shares)	$ 5.85

Service Class: Net Asset Value, offering price and redemption price per share ($26,039,674 ÷ 4,466,942 shares)	$ 5.83

Service Class 2: Net Asset Value, offering price and redemption price per share ($101,959,276 ÷ 17,351,157 shares)	$ 5.88

Investor Class: Net Asset Value, offering price and redemption price per share ($38,165,643 ÷ 6,556,715 shares)	$ 5.82

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 1,509,180
Interest		14,808
Income from Fidelity Central Funds		78,791
Total income		1,602,779

Expenses
Management fee	$ 528,109
Transfer agent fees	101,260
Distribution fees	116,839
Accounting and security lending fees	37,110
Custodian fees and expenses	27,880
Independent trustees' compensation	722
Registration fees	359
Audit	28,547
Legal	146
Miscellaneous	8,639
Total expenses before reductions	849,611
Expense reductions	(1,617)	847,994
Net investment income (loss)		754,785
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(55,856,890)
Foreign currency transactions	(49,731)
Total net realized gain (loss)		(55,906,621)
Change in net unrealized appreciation (depreciation) on: Investment securities	87,299,234
Assets and liabilities in foreign currencies	47,374
Total change in net unrealized appreciation (depreciation)		87,346,608
Net gain (loss)		31,439,987
Net increase (decrease) in net assets resulting from operations		$ 32,194,772

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 754,785	$ 2,511,060
Net realized gain (loss)	(55,906,621)	(95,896,025)
Change in net unrealized appreciation (depreciation)	87,346,608	(116,672,399)
Net increase (decrease) in net assets resulting from operations	32,194,772	(210,057,364)
Distributions to shareholders from net investment income	(74,962)	(2,064,359)
Distributions to shareholders from net realized gain	-	(75,949,524)
Total distributions	(74,962)	(78,013,883)
Share transactions - net increase (decrease)	6,727,246	(4,671,196)
Total increase (decrease) in net assets	38,847,056	(292,742,443)

Net Assets
Beginning of period	188,802,812	481,545,255
End of period (including undistributed net investment income of $330,450 and distributions in excess of net investment income of $349,373, respectively)	$ 227,649,868	$ 188,802,812

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 4.93	$ 12.57	$ 13.47	$ 14.01	$ 14.13	$ 12.41
Income from Investment Operations
Net investment income (loss) E	.02	.07	.06	.09	.07	.01
Net realized and unrealized gain (loss)	.90	(5.52)	.71	1.89	.28	1.74
Total from investment operations	.92	(5.45)	.77	1.98	.35	1.75
Distributions from net investment income	- I	(.07)	(.15)	(.08)	-	-
Distributions from net realized gain	-	(2.13)	(1.52)	(2.44)	(.47)	(.03)
Total distributions	- I	(2.19) J	(1.67)	(2.52)	(.47)	(.03)
Net asset value, end of period	$ 5.85	$ 4.93	$ 12.57	$ 13.47	$ 14.01	$ 14.13
Total Return B, C, D	18.71%	(51.12)%	5.64%	16.33%	2.66%	14.13%
Ratios to Average Net Assets F, H
Expenses before reductions	.77% A	.74%	.70%	.73%	.72%	.71%
Expenses net of fee waivers, if any	.77% A	.74%	.70%	.73%	.72%	.71%
Expenses net of all reductions	.77% A	.74%	.70%	.72%	.66%	.70%
Net investment income (loss)	.95% A	.90%	.46%	.69%	.54%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,485	$ 52,414	$ 131,665	$ 130,035	$ 144,685	$ 229,764
Portfolio turnover rate G	149% A	138%	197%	183%	109%	41%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $2.19 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $2.125 per share.

Financial Highlights - Service Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 4.92	$ 12.54	$ 13.42	$ 13.97	$ 14.09	$ 12.39
Income from Investment Operations
Net investment income (loss) E	.02	.07	.05	.07	.06	- I
Net realized and unrealized gain (loss)	.89	(5.51)	.71	1.89	.27	1.73
Total from investment operations	.91	(5.44)	.76	1.96	.33	1.73
Distributions from net investment income	- I	(.06)	(.12)	(.07)	-	-
Distributions from net realized gain	-	(2.13)	(1.52)	(2.44)	(.45)	(.03)
Total distributions	- I	(2.18) J	(1.64)	(2.51)	(.45)	(.03)
Net asset value, end of period	$ 5.83	$ 4.92	$ 12.54	$ 13.42	$ 13.97	$ 14.09
Total Return B, C, D	18.55%	(51.17)%	5.60%	16.20%	2.55%	13.99%
Ratios to Average Net Assets F, H
Expenses before reductions	.86% A	.83%	.80%	.83%	.82%	.81%
Expenses net of fee waivers, if any	.86% A	.83%	.80%	.83%	.82%	.81%
Expenses net of all reductions	.86% A	.83%	.79%	.82%	.76%	.80%
Net investment income (loss)	.86% A	.80%	.36%	.59%	.44%	-%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,040	$ 21,294	$ 63,242	$ 66,109	$ 74,698	$ 98,542
Portfolio turnover rate G	149% A	138%	197%	183%	109%	41%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $2.18 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $2.125 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 4.96	$ 12.62	$ 13.49	$ 14.02	$ 14.14	$ 12.45
Income from Investment Operations
Net investment income (loss) E	.02	.05	.03	.05	.04	(.02)
Net realized and unrealized gain (loss)	.90	(5.54)	.70	1.91	.28	1.74
Total from investment operations	.92	(5.49)	.73	1.96	.32	1.72
Distributions from net investment income	- I	(.05)	(.08)	(.05)	-	-
Distributions from net realized gain	-	(2.13)	(1.52)	(2.44)	(.44)	(.03)
Total distributions	- I	(2.17) J	(1.60)	(2.49)	(.44)	(.03)
Net asset value, end of period	$ 5.88	$ 4.96	$ 12.62	$ 13.49	$ 14.02	$ 14.14
Total Return B, C, D	18.60%	(51.28)%	5.36%	16.09%	2.43%	13.84%
Ratios to Average Net Assets F, H
Expenses before reductions	1.01% A	.99%	.95%	.98%	.97%	.97%
Expenses net of fee waivers, if any	1.01% A	.99%	.95%	.98%	.97%	.97%
Expenses net of all reductions	1.01% A	.98%	.95%	.97%	.91%	.95%
Net investment income (loss)	.70% A	.65%	.21%	.43%	.29%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,959	$ 85,974	$ 216,166	$ 215,401	$ 191,845	$ 206,828
Portfolio turnover rate G	149% A	138%	197%	183%	109%	41%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $2.17 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $2.125 per share.

Financial Highlights - Investor Class

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.91	$ 12.53	$ 13.43	$ 14.00	$ 13.59
Income from Investment Operations
Net investment income (loss) E	.02	.07	.05	.07	.02
Net realized and unrealized gain (loss)	.89	(5.51)	.70	1.89	.39
Total from investment operations	.91	(5.44)	.75	1.96	.41
Distributions from net investment income	- J	(.06)	(.13)	(.09)	-
Distributions from net realized gain	-	(2.13)	(1.52)	(2.44)	-
Total distributions	- J	(2.18) K	(1.65)	(2.53)	-
Net asset value, end of period	$ 5.82	$ 4.91	$ 12.53	$ 13.43	$ 14.00
Total Return B, C, D	18.59%	(51.20)%	5.53%	16.18%	3.02%
Ratios to Average Net Assets F, I
Expenses before reductions	.88% A	.83%	.82%	.86%	.93% A
Expenses net of fee waivers, if any	.88% A	.83%	.82%	.86%	.93% A
Expenses net of all reductions	.87% A	.83%	.81%	.85%	.87% A
Net investment income (loss)	.84% A	.81%	.35%	.55%	.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,166	$ 29,121	$ 70,472	$ 38,485	$ 8,360
Portfolio turnover rate G	149% A	138%	197%	183%	109%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $2.18 per share is comprised of distributions from net investment income of $.059 and distributions from net realized gain of $2.125 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

VIP Value Strategies Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 21,446,525
Unrealized depreciation	(70,986,354)
Net unrealized appreciation (depreciation)	$ (49,539,829)

Cost for federal income tax purposes	$ 284,953,389

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $149,036,364 and $139,846,487, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 10,752
Service Class 2	106,087
$ 116,839

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 24,136
Service Class	9,048
Service Class 2	38,136
Investor Class	29,940
$ 101,260

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,075 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $547 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the

Semiannual Report

8. Security Lending - continued

income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $76,219.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $984 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $633.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2009	Year ended December 31, 2008
From net investment income
Initial Class	$ 20,621	$ 703,108
Service Class	8,487	245,091
Service Class 2	34,139	770,754
Investor Class	11,715	345,406
Total	$ 74,962	$ 2,064,359
From net realized gain
Initial Class	$ -	$ 20,733,448
Service Class	-	10,035,783
Service Class 2	-	33,658,172
Investor Class	-	11,522,121
Total	$ -	$ 75,949,524

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2009	Year ended December 31, 2008	Six months ended June 30, 2009	Year ended December 31, 2008
Initial Class
Shares sold	1,292,441	1,949,334	$ 6,959,340	$ 13,004,668
Reinvestment of distributions	4,592	2,381,610	20,620	21,436,556
Shares redeemed	(1,407,896)	(4,172,207)	(6,477,254)	(35,671,856)
Net increase (decrease)	(110,863)	158,737	$ 502,706	$ (1,230,632)
Service Class
Shares sold	1,167,092	515,125	$ 6,242,352	$ 4,497,402
Reinvestment of distributions	1,894	1,136,439	8,486	10,280,874
Shares redeemed	(1,030,461)	(2,366,493)	(5,216,766)	(20,664,315)
Net increase (decrease)	138,525	(714,929)	$ 1,034,072	$ (5,886,039)
Service Class 2
Shares sold	2,564,419	2,919,602	$ 13,395,689	$ 21,803,271
Reinvestment of distributions	7,553	3,771,632	34,139	34,428,926
Shares redeemed	(2,543,656)	(6,497,468)	(12,263,860)	(55,744,051)
Net increase (decrease)	28,316	193,766	$ 1,165,968	$ 488,146
Investor Class
Shares sold	1,283,154	1,416,819	$ 7,009,805	$ 10,218,875
Reinvestment of distributions	2,621	1,319,547	11,715	11,867,527
Shares redeemed	(656,407)	(2,433,148)	(2,997,020)	(20,129,073)
Net increase (decrease)	629,368	303,218	$ 4,024,500	$ 1,957,329

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR of its affiliates were the owners of record of 31% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 42% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPVS-SANN-0809
1.774744.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund III's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for each Fund provide reasonable assurances that material information relating to such Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in a Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, a Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 21, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 21, 2009